UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-4279

Advantus Series Fund, Inc.
(Exact name of registrant as specified in charter)

400 Robert Street North St. Paul, Minnesota		55101-2098
(Address of principal executive offices)		(Zip code)

Eric J. Bentley, Esq. 400 Robert Street North St. Paul, Minnesota 55101-2098
(Name and address of agent for service)

Registrant's telephone number, including area code:		(651) 665-3500

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2007

ITEM 1.     SCHEDULE OF INVESTMENTS.

Filed herewith.

Bond Portfolio

Investments in Securities

September 30, 2007

(Unaudited)

(Percentages of each investment category relate to total net assets.)

Principal		Coupon	Maturity	Market Value(a)
Long-Term Debt Securities (93.2%)
U.S. Government and Agency Obligations (29.4%)
Federal Home Loan Mortgage Corporation (FHLMC) (7.1%)
$1,414,998		3.500%	02/15/30	$1,348,925
1,438,566	(l) (o)	5.000%	04/01/35	1,374,503
814,838	(o)	5.000%	08/01/35	778,551
1,825,000	(o)	5.250%	04/18/16	1,862,872
594,431		5.500%	12/01/17	594,929
1,077,497	(o)	5.500%	06/01/20	1,074,731
1,882,408		5.500%	10/01/20	1,877,576
2,718,096		5.500%	05/01/34	2,670,957
1,837,593	(o)	5.500%	05/01/34	1,805,052
2,299,851	(l) (o)	5.500%	10/01/34	2,257,706
2,042,866	(l)	5.500%	07/01/35	2,002,807
2,020,559	(o)	5.500%	07/01/35	1,980,937
3,643,575		5.500%	10/01/35	3,574,810
3,131,949	(o)	6.000%	11/01/33	3,146,803
1,450,000	(i)	6.000%	10/01/37	1,451,360
358,192		6.500%	09/01/32	368,888
				28,171,407
Federal National Mortgage Association (FNMA) (16.1%)
2,150,000	(l) (o)	3.250%	01/15/08	2,138,156
1,375,000	(o)	3.500%	01/28/08	1,368,621
500,000	(o)	4.250%	05/15/09	498,705
243,419	(o)	5.000%	05/01/18	239,484
497,681		5.000%	06/01/18	489,595
1,078,773		5.000%	07/01/18	1,061,343
750,920	(o)	5.000%	11/01/33	718,831
346,652		5.000%	05/01/34	331,541
2,262,699	(l)	5.000%	08/01/35	2,161,872
2,900,000	(j) (o)	5.125%	01/02/14	2,928,156
984,857	(o)	5.500%	01/01/17	986,492
164,934		5.500%	09/01/17	165,194
716,893		5.500%	02/01/18	717,927
1,318,289	(o)	5.500%	03/01/18	1,319,365
3,101,865	(l) (o)	5.500%	04/01/33	3,049,087
1,306,116	(o)	5.500%	05/01/33	1,283,908
868,226		5.500%	12/01/33	853,215

See accompanying Notes to Investments in Securities.

Principal		Coupon	Maturity	Market Value(a)
U.S. Government and Agency Obligations—continued
$1,476,106		5.500%	01/01/34	$1,449,956
1,415,608	(l)	5.500%	01/01/34	1,390,530
956,427	(o)	5.500%	02/01/34	939,847
917,860		5.500%	03/01/34	900,874
1,856,371	(o)	5.500%	03/01/34	1,825,149
5,567,327	(o)	5.500%	04/01/34	5,468,635
394,457	(o)	5.500%	09/01/34	387,361
4,225,000	(i)	5.500%	10/01/34	4,137,859
1,479,517	(o)	5.500%	02/01/35	1,452,136
2,067,633	(o)	5.500%	10/01/35	2,029,599
873,930	(l)	6.000%	09/01/17	888,865
957,134		6.000%	10/01/32	966,053
1,169,809	(l)	6.000%	10/01/32	1,179,911
1,577,458	(o)	6.000%	11/01/32	1,592,172
1,761,784		6.000%	03/01/33	1,776,948
968,315	(o)	6.000%	03/01/33	976,999
239,220	(o)	6.000%	04/01/33	240,429
1,564,376		6.437%	01/01/08	1,558,795
544,073		6.500%	12/01/31	559,932
151,840	(l)	6.500%	02/01/32	156,463
845,661	(o)	6.500%	04/01/32	867,140
309,653	(o)	6.500%	05/01/32	319,093
669,194		6.500%	07/01/32	689,363
893,017		6.500%	08/01/32	918,718
657,904		6.500%	09/01/32	677,528
2,531,562	(l) (o)	6.500%	09/01/32	2,607,548
701,117		6.500%	10/01/32	721,196
2,000,000	(i)	6.500%	10/01/36	2,036,250
994,861		6.500%	08/01/37	1,013,015
481,761		7.000%	07/01/31	504,591
675,843		7.000%	09/01/31	707,847
80,161	(o)	7.000%	09/01/31	83,732
809,383	(o)	7.000%	11/01/31	845,354
206,265		7.000%	02/01/32	214,925
112,020	(o)	7.000%	03/01/32	117,124
479,178		7.000%	07/01/32	499,541
450,846		7.500%	04/01/31	473,837

See accompanying Notes to Investments in Securities.

Principal		Coupon	Maturity	Market Value(a)
U.S. Government and Agency Obligations—continued
$189,057		7.500%	05/01/31	$199,266
				63,686,073
Government National Mortgage Association (GNMA) (1.6%)
—	(c) (g)	0.935%	06/17/45	1,437,752
539,731		5.500%	12/15/34	532,774
3,045,000	(i)	5.500%	10/01/35	3,002,181
1,050,000	(i)	6.000%	10/01/37	1,056,562
23,501		8.500%	10/15/22	25,374
12,645		8.500%	12/15/22	13,653
				6,068,296
U.S. Treasury (4.6%)
6,480,000	U.S. Treasury Bond (o)	5.375%	02/15/31	6,936,639
1,190,868	U.S. Treasury Inflation-Indexed Notes (h) (o)	1.875%	07/15/13	1,171,888
3,060,000	U.S. Treasury Note	3.375%	10/15/09	3,025,098
2,500,000	U.S. Treasury Note (o)	4.250%	11/30/07	2,500,977
1,560,000	U.S. Treasury Note (o)	4.250%	11/15/14	1,545,010
950,000	U.S. Treasury Note (o)	4.375%	08/15/12	958,906
2,120,000	U.S. Treasury Note (o)	4.625%	02/29/12	2,157,596
				18,296,114
	Total U.S. government and agency obligations (cost: $117,284,240)			116,221,890

Corporate Obligations (63.8%)
Capital Goods (1.0%)
Manufacturing (1.0%)
2,305,000	Crane Company	6.550%	11/15/36	2,263,641
875,000	Tyco Electronics Group SA - 144A Issue (b) (f)	6.550%	10/01/17	885,929
740,000	Tyco Electronics Group SA - 144A Issue (b) (f)	7.125%	10/01/37	766,921
				3,916,491
Communication Services (1.3%)
Broadcasting (.7%)
2,500,000	Cox Communications, Inc.	7.125%	10/01/12	2,649,560
Telecommunication (.6%)
2,355,000	Sprint Capital Corporation	6.900%	05/01/19	2,364,314
Consumer Staples (1.5%)
Chemicals (.6%)
2,450,000	Valspar Corporation	6.050%	05/01/17	2,453,354

See accompanying Notes to Investments in Securities.

Principal		Coupon	Maturity	Market Value(a)
Consumer Staples—continued
Personal Care (.9%)
$3,555,000	Estee Lauder Companies, Inc.	6.000%	05/15/37	$3,440,134
Financial (57.1%)
Asset-Backed Securities (11.9%)
690,000	ABFS Mortgage Loan Trust (m)	7.423%	12/15/33	660,534
1,750,000	American Express Credit Account Master - 144A Issue (c) (f) (n)	6.033%	12/15/13	1,682,188
1,222,112	Associates Manufactured Housing Pass-Through Certificates (c)	7.725%	06/15/28	1,238,916
1,380,000	Capital Auto Receivables Asset Trust - 144A Issue (f)	7.160%	01/15/13	1,409,170
1,270,000	Capital Auto Receivables Asset Trust - 144A Issue (f)	8.300%	02/18/14	1,355,516
1,800,000	Capital One Multi-Asset Execution Trust (n)	5.750%	07/15/20	1,814,184
2,230,000	Centex Home Equity (m)	5.048%	06/25/35	2,154,450
2,650,000	Citibank Credit Card Issuance Trust	5.500%	03/24/17	2,506,503
1,755,000	Countryplace Manufactured Housing Contract - 144A Issue (c) (e) (n)	5.200%	12/15/35	1,625,021
3,150,000	Countrywide Asset-Backed Certificates (c)	5.934%	05/25/37	3,084,180
1,165,000	Countrywide Asset-Backed Certificates (c)	5.962%	03/25/34	1,108,338
559,695	Credit-Based Asset Servicing and Securitization - 144A Issue (f) (m)	6.240%	10/25/36	567,182
935,000	Credit-Based Asset Servicing and Securitization - 144A Issue (f) (m)	6.250%	10/25/36	946,356
2,225,000	Discover Card Master Trust (i)	5.650%	03/16/20	2,221,017
2,275,000	Flagstar Home Equity Loan Trust - 144A Issue (f) (m)	5.997%	01/25/35	2,218,803
435,000	Ford Credit Auto Owner Trust - 144A Issue (f)	7.050%	12/15/13	417,469
780,000	Ford Motor Credit Company - 144A Issue (f)	7.120%	02/15/13	757,831
3,095,000	GMAC Mortgage Corporation Loan Trust (c)	5.952%	08/25/37	3,039,435
2,000,000	GMAC Mortgage Corporation Loan Trust (m)	6.088%	10/25/36	1,877,487
751,942	Green Tree Financial Corporation	6.400%	10/15/18	769,927
543,002	Green Tree Financial Corporation	7.350%	05/15/27	566,993
3,297,000	JPMorgan Mortgage Acquisition Corporation (m)	6.337%	08/25/36	3,280,943
3,055,000	JPMorgan Mortgage Acquisition Corporation (m)	6.410%	07/25/36	3,046,023
3,350,000	Lehman XS Trust (m)	5.690%	12/25/35	3,321,266
420,201	National Collegiate Trust	7.240%	09/20/14	412,121
597,061	Oakwood Mortgage Investors, Inc. (e)	8.100%	08/15/26	601,834
440,000	Origen Manufactured Housing	5.605%	05/15/22	442,246
1,500,000	Origen Manufactured Housing	5.700%	01/15/35	1,457,189
725,000	Origen Manufactured Housing (c)	5.730%	11/15/35	696,415
725,000	Origen Manufactured Housing (c)	5.860%	06/15/36	711,070

See accompanying Notes to Investments in Securities.

Principal		Coupon	Maturity	Market Value(a)
Financial—continued
$195,632	Residential Funding Mortgage Securities II, Inc. (m)	5.090%	07/25/33	$185,174
928,351	Vanderbilt Mortgage Finance (c)	6.869%	03/07/28	928,310
				47,104,091
Banks (.5%)
1,980,000	PNC Funding Corporation	5.625%	02/01/17	1,935,159
Collateralized Mortgage Obligations/Mortgage Revenue Bonds (12.0%)
2,398,681	Banc of America Alternative Loan Trust (c)	5.669%	11/25/35	2,149,376
2,350,828	Banc of America Alternative Loan Trust (c)	5.808%	01/25/36	2,105,865
1,865,815	Banc of America Alternative Loan Trust (c)	6.225%	05/25/46	1,760,731
768,290	Banc of America Alternative Loan Trust (c)	6.250%	11/25/46	594,508
514,631	Banc of America Mortgage Securities, Inc.	5.750%	08/25/34	507,898
2,912,739	Banc of America Mortgage Securities, Inc.	6.000%	03/25/37	2,658,857
57,000	Banco Hipotecario Nacional - 144A Issue (b) (e) (k)	7.916%	07/25/09	570
115,216	BlackRock Capital Finance, LP - 144A Issue (f)	7.750%	09/25/26	115,015
739,874	Chase Mortgage Financial Corporation	5.500%	10/25/33	718,373
729,138	CitiMortgage Alternative Loan Trust (c)	6.237%	07/25/37	465,055
2,119,539	CitiMortgage Alternative Loan Trust	6.250%	07/25/37	2,046,404
286,386	Credit Suisse First Boston Mortgage Securities Corporation	6.000%	11/25/18	288,196
3,100,000	CSAB Mortgage-Backed Trust (m)	6.080%	09/25/36	3,039,567
1,161,495	Global Mortgage Securitization, Ltd.	5.395%	04/25/32	1,056,965
2,213,658	Global Mortgage Securitization, Ltd. - 144A Issue (e)	5.250%	11/25/32	2,114,417
5,180,000	JPMorgan Alternative Loan Trust (c)	5.750%	12/25/36	5,014,475
3,636,071	JPMorgan Mortgage Trust (c)	3.756%	11/25/33	3,581,898
2,880,800	JPMorgan Mortgage Trust (c)	5.671%	09/25/35	2,637,095
2,638,923	JPMorgan Mortgage Trust (c)	5.717%	04/25/37	2,638,966
2,160,000	JPMorgan Mortgage Trust	6.500%	08/25/36	2,150,082
2,733,568	Lehman Mortgage Trust (c)	6.890%	09/25/36	2,662,830
2,198,727	MASTR Asset Securitization Trust	5.500%	11/25/33	2,135,404
284,886	Mellon Residential Funding Corporation	6.750%	06/25/28	283,995
2,177,974	Residential Accredit Loans, Inc.	5.750%	05/25/33	2,101,626
924,678	Structured Asset Securities Corporation (m)	5.630%	05/25/34	920,686
4,084,462	Wells Fargo Alternative Loan Trust (c)	6.201%	07/25/37	3,707,318
				47,456,172
Commercial Mortgage-Backed Securities (16.6%)
—	Asset Securitization Corporation (c) (g)	8.621%	08/13/29	602,217

See accompanying Notes to Investments in Securities.

Principal		Coupon	Maturity	Market Value(a)
Financial—continued
$2,445,000	Asset Securitization Corporation (c)	7.415%	02/14/43	$2,662,015
—	Asset Securitization Corporation - 144A Issue (c) (f) (g)	1.547%	10/13/26	300,796
2,500,000	Banc of America Commercial Mortgage, Inc.	5.451%	01/15/49	2,467,985
1,650,000	Banc of America Commercial Mortgage, Inc. - 144A Issue (f)	6.200%	07/11/43	1,637,185
5,000,000	Bear Stearns Commercial Mortgage Securities, Inc.	5.540%	09/11/41	5,002,169
3,867,200	Bear Stearns Commercial Mortgage Securities, Inc. - 144A Issue (f)	6.000%	07/15/31	3,759,921
1,415,000	Bear Stearns Mortgage Funding Trust (c)	5.731%	01/25/37	309,847
3,605,000	Citigroup/Deutsche Bank Commercial Mortgage Trust - 144A Issue (c) (e)	5.618%	01/15/46	3,356,439
2,640,000	Citigroup/Deutsche Bank Commercial Mortgage Trust - 144A Issue (e) (n)	5.883%	12/11/49	2,056,106
475,000	Commercial Mortgage Asset Trust	6.000%	11/17/32	457,738
2,290,000	Commercial Mortgage Pass-Through Certificates - 144A Issue (c) (f)	5.570%	02/05/19	2,146,148
540,000	Commercial Mortgage Pass-Through Certificates - 144A Issue (c) (f)	5.756%	02/05/19	517,986
2,020,000	DLJ Commercial Mortgage Corporation - 144A Issue (c) (f)	7.148%	06/10/31	2,150,411
1,541,323	FFCA Secured Lending Corporation - 144A Issue (f)	6.940%	09/18/25	1,568,803
5,675,000	GE Capital Commercial Mortgage Corporation (l)	5.543%	12/10/49	5,639,260
865,000	GE Capital Commercial Mortgage Corporation - 144A Issue (c) (f)	6.039%	08/11/36	870,895
1,115,000	GE Capital Commercial Mortgage Corporation - 144A Issue (c) (f)	6.314%	08/11/36	1,136,646
3,000,000	Greenwich Capital Commercial Funding Corporation - 144A Issue (c) (f)	5.903%	01/11/35	3,003,825
1,400,000	GS Mortgage Securities Corporation II - 144A Issue (f)	6.733%	02/14/16	1,486,573
3,270,000	Hilton Hotel Pool Trust - 144A Issue (c) (f)	6.165%	10/03/15	3,229,556
2,395,000	Hilton Hotel Pool Trust - 144A Issue (f)	7.653%	10/03/15	2,543,580
2,502,078	Hometown Commercial Mortgage - 144A Issue (e)	5.506%	11/11/38	2,488,312
2,398,013	Hometown Commercial Mortgage - 144A Issue (e) (n)	6.057%	04/11/17	2,354,175
1,363,000	Morgan Stanley Capital I (c)	6.435%	10/03/34	1,362,267
—	Multi Security Asset Trust - 144A Issue (c) (e) (g)	1.155%	11/28/35	793,798
1,540,000	Multi Security Asset Trust - 144A Issue (c) (e)	5.880%	11/28/35	1,491,881
2,025,000	Nomura Asset Securities Corporation - 144A Issue (f)	6.000%	03/15/30	2,072,660

See accompanying Notes to Investments in Securities.

Principal		Coupon	Maturity	Market Value(a)
Financial—continued
$2,515,000	Timberstar Trust - 144A Issue (f) (n)	6.208%	10/15/36	$2,363,999
850,000	Wachovia Bank Commercial Mortgage Trust (c)	4.847%	10/15/41	815,478
3,485,000	Wachovia Bank Commercial Mortgage Trust	5.509%	04/15/47	3,449,769
945,000	Wachovia Bank Commercial Mortgage Trust (c)	6.011%	06/15/45	974,670
840,000	Wachovia Bank Commercial Mortgage Trust - 144A Issue (f)	4.942%	11/15/34	768,043
				65,841,153
Finance - Diversified (5.1%)
732,675	500 Grant Street Associates - 144A Issue (e) (n)	2.593%	12/01/08	699,529
3,350,000	Allied Capital Corporation	6.625%	07/15/11	3,424,437
1,245,229	Caithness Coso Funding Corporation - 144A Issue (e)	5.489%	06/15/19	1,246,885
2,000,000	Capital One Capital III	7.686%	08/15/36	1,965,108
2,710,000	Capmark Financial Group, Inc. - 144A Issue (f)	5.875%	05/10/12	2,468,062
1,050,000	Capmark Financial Group, Inc. - 144A Issue (f)	6.300%	05/10/17	913,814
2,858,000	Fund American Companies, Inc.	5.875%	05/15/13	2,817,874
2,400,000	HSBC Finance Corporation	5.700%	06/01/11	2,419,843
1,275,000	International Lease Finance Corporation	5.625%	09/20/13	1,264,136
2,870,000	Janus Capital Group, Inc.	6.250%	06/15/12	2,909,554
				20,129,242
Insurance (3.2%)
1,735,000	Commerce Group, Inc.	5.950%	12/09/13	1,722,472
1,945,000	Liberty Mutual Group, Inc. - 144A Issue (f)	7.800%	03/15/37	1,892,891
2,800,000	Stancorp Financial Group, Inc.	6.875%	10/01/12	3,003,641
1,000,000	Stancorp Financial Group, Inc. (c)	6.900%	05/29/67	963,849
2,450,000	Symetra Financial Corporation - 144A Issue (f)	6.125%	04/01/16	2,449,187
2,475,000	Willis North America, Inc.	6.200%	03/28/17	2,455,754
				12,487,794
Investment Bankers/Brokers (4.4%)
2,175,000	American Capital Strategies, Ltd.	6.850%	08/01/12	2,232,796
3,225,000	Goldman Sachs Group, Inc. (o)	6.345%	02/15/34	3,004,942
2,250,000	Jefferies Group, Inc.	6.250%	01/15/36	2,015,273
2,325,000	JPMorgan Chase Capital XVIII	6.950%	08/17/36	2,285,526
2,570,000	Lazard Group	6.850%	06/15/17	2,528,698
2,955,000	Lehman Brothers Holdings, Inc.	6.500%	07/19/17	2,994,706
2,700,000	Nuveen Investments, Inc.	5.500%	09/15/15	2,279,886
				17,341,827
Real Estate Investment Trust - Commercial Retail (.3%)
1,315,000	Realty Income Corporation	6.750%	08/15/19	1,317,101

See accompanying Notes to Investments in Securities.

Principal		Coupon	Maturity	Market Value(a)
Financial—continued
Real Estate Investment Trust - Apartments (.1%)
$250,000	Avalon Properties, Inc.	6.875%	12/15/07	$250,535
Real Estate Investment Trust - Diversified (.3%)
1,330,000	Liberty Property, LP	6.625%	10/01/17	1,327,520
Real Estate Investment Trust - Health Care (1.3%)
2,780,000	Healthcare Realty Trust, Inc.	5.125%	04/01/14	2,668,583
2,510,000	Nationwide Health Properties, Inc.	6.000%	05/20/15	2,531,546
				5,200,129
Real Estate Investment Trust - Office Property (.4%)
1,655,000	Highwoods Realty, Inc.	5.850%	03/15/17	1,568,333
Real Estate Investment Trust - Shopping Centers (.6%)
1,620,000	Equity One, Inc.	6.250%	01/15/17	1,569,564
990,000	Equity One, Inc. - 144A Issue (f)	6.000%	09/15/17	939,712
				2,509,276
Special Services (.4%)
1,600,000	ERAC USA Finance Company - 144A Issue (f)	5.900%	11/15/15	1,576,064
Health Care (0.7%)
Medical Products/Supplies (0.7%)
1,255,000	Laboratory Corporation of America Holdings	5.500%	02/01/13	1,213,476
1,645,000	Laboratory Corporation of America Holdings	5.625%	12/15/15	1,591,913
				2,805,389
Technology (.4%)
Computer Services & Software (.4%)
1,755,000	Intuit, Inc.	5.750%	03/15/17	1,674,967
Utilities (1.8%)
Electric Companies (1.8%)
1,125,000	Bruce Mansfield Unit 1&2 - 144A Issue (f) (n)	6.850%	06/01/34	1,147,500
2,775,000	MidAmerican Energy Holdings Company	6.125%	04/01/36	2,693,928
2,700,000	Oncor Electric Delivery Company	7.000%	09/01/22	2,752,931
525,000	Pennsylvania Electric Company	5.125%	04/01/14	502,518
				7,096,876
	Total corporate obligations (cost: $261,511,527)			252,445,481
	Total long-term debt securities (cost: $378,795,767)			368,667,371

Shares
Preferred Stocks (.7%)
Financial (.7%)
Real Estate Investment Trust - Diversified (.4%)
70,000	PS Business Parks, Inc.	1,575,000
Real Estate Investment Trust - Self Storage (.3%)
65,000	Public Storage, Inc. (o)	1,402,050
	Total preferred stocks (cost: $3,375,000)	2,977,050

See accompanying Notes to Investments in Securities.

Principal		Coupon	Maturity	Market Value(a)
Securities Lending Collateral (16.7%)
Certificate of Deposit (.6%)
$2,461,701	Bank of Montreal	5.080%	10/22/07	$2,461,356
Commercial Paper (7.4%)
1,230,850	Alpine Securitization (d)	5.309%	10/03/07	1,230,493
1,853,415	Atlantic Asset Securities (d)	5.303%	10/02/07	1,853,137
1,230,850	Canast & Can, Ltd. (d)	5.200%	10/17/07	1,227,983
720,294	Chariot Funding, LLC (d)	5.188%	10/18/07	718,507
738,510	Chariot Funding, LLC (d)	5.377%	10/04/07	738,185
738,510	Clipper Receivables Company, LLC (d)	5.228%	10/01/07	738,510
1,969,361	Erasmus Capital Corporation (d)	5.653%	10/01/07	1,969,361
1,846,276	Galleon Cap, LLC (d)	5.288%	10/01/07	1,846,276
1,969,361	K2, LLC (d)	6.147%	10/05/07	1,968,219
1,969,361	Liberty Funding, LLC (d)	5.288%	10/01/07	1,969,361
1,969,361	Liquid Funding, Ltd.	5.335%	11/13/07	1,969,361
1,846,276	North Sea Funding, LLC	5.367%	10/15/07	1,842,509
2,016,625	Regency Markets (d)	5.261%	10/04/07	2,015,738
2,092,446	Scaldis & Scaldis (d)	5.271%	10/04/07	2,091,525
1,252,513	Thames Asset Global Securitization No. 1, Inc. (d)	5.258%	10/01/07	1,252,513
591,054	Thames Asset Global Securitization No. 1, Inc. (d)	5.276%	10/15/07	589,849
1,969,361	Thunder Bay Funding, LLC (d)	5.309%	10/09/07	1,967,057
1,223,219	Tulip Funding Corporation	5.272%	10/26/07	1,218,754
738,510	Versailles Companies, LLC (d)	5.403%	10/23/07	736,140
1,230,850	Zela Finance, Inc.	5.370%	10/26/07	1,226,358
				29,169,836
Corporate Notes (4.4%)
1,415,478	Bear Stearns Company, Inc.	5.374%	10/03/07	1,415,478
1,600,106	Cheyne Finance LLC	4.981%	02/25/08	1,532,885
1,230,850	Dorada Finance, Inc. - 144A Issue (f)	5.321%	08/26/08	1,230,740
2,215,531	Genworth Financial Company	5.833%	06/16/08	2,215,531
1,600,106	Kestrel Funding U.S., LLC	5.102%	02/25/08	1,598,633
246,170	Liquid Funding, Ltd.	5.696%	06/11/08	246,372
1,230,850	Metropolitan Life Global Funding I - 144A Issue (f)	5.828%	03/06/12	1,229,829
1,230,850	Morgan Stanley (c)	5.833%	08/13/10	1,229,558
1,477,021	Pyxis Master Trust - 144A Issue (c) (f)	5.515%	11/27/07	1,477,020
1,477,021	Shiprock Finance - 144A Issue (f)	5.822%	04/11/08	1,477,020
984,680	SLM Corporation - 144A Issue (f)	5.806%	05/12/08	976,045
984,680	Stanfield Victoria Funding, LLC	5.359%	04/03/08	984,336

See accompanying Notes to Investments in Securities.

Principal		Coupon	Maturity	Market Value(a)
Corporate Notes–continued
$1,723,191	Victoria Finance, LLC	5.320%	07/28/08	$1,719,693
				17,333,140
Repurchase Agreement (4.3%)
17,243,022	Morgan Stanley, Wells Fargo and Bank of New York Repurchase Agreement Account; dated 09/28/07, rate 5.330%, due 10/01/07; proceeds $17,250,681 (Collateralized by Corporate Obligations due 10/01/07 - 12/20/49)			17,243,022
	Total securities lending collateral (cost: $66,207,354)			66,207,354

Shares
Investment Companies (7.7%)
15,146,592	American Beacon Funds, current rate 5.250%	15,146,592
1,167,519	BlackRock Provident Institutional TempFund, current rate 5.341%	1,167,519
14,000,000	JPMorgan Prime Money Market Fund, current rate 5.210%	14,000,000
	Total investment companies (cost: $30,314,111)	30,314,111
	Total short-term securities (cost: $96,521,465)	96,521,465
	Total investments in securities (cost: $478,692,232) (p)	$468,165,886
	Payable upon return of securities loaned (16.7%)	(66,207,354)
	Liabilities in excess of other assets (-1.6%)	(6,377,037)
	Total net assets (100%)	$395,581,495

See accompanying Notes to Investments in Securities.

Investments in Securities Legend

(a)	Securities are valued by procedures described in note 2 of the Notes to Investments in Securities.
(b)	The Portfolio held 0.4% of net assets in foreign securities at September 30, 2007.
(c)	Variable rate security.
(d)

Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors”. This security has been determined to be liquid under guidelines established by the Board of Directors. In the aggregate such securities represent 5.8% of the Portfolio’s net assets at September 30, 2007.

(e)

Represents ownership in an illiquid security. (See note 4 of the Notes to Investments in Securities.) Information concerning the illiquid securities held at September 30, 2007, which includes cost and acquisition date, is as follows:

Security:	Acquisition Date	Acquisition Cost
500 Grant Street Associates-144A Issue*	06/12/03	$808,963
Banco Hipotecario Nacional-144A Issue*	01/08/01	56,237
Citigroup/Deutsche Bank Commercial Mortgage Trust-144A Issue*	02/28/06	3,562,569
Citigroup/Deutsche Bank Commercial Mortgage Trust-144A Issue*	03/14/07	2,625,084
Caithness Coso Funding Corporation-144A Issue*	08/01/05	1,245,229
Countryplace Manufactured Housing Contract -144A Issue*	06/29/05	1,754,843
Global Mortgage Securitization, Ltd.-144A Issue*	11/24/04	2,194,738
Hometown Commercial Mortgage-144A Issue*	11/28/06	2,527,061
Hometown Commercial Mortgage-144A Issue*	06/07/07	2,394,910
Multi Security Asset Trust-144A Issue*	02/24/05	1,433,282
Multi Security Asset Trust-144A Issue*	02/24/05	1,521,239
Oakwood Mortgage Investors, Inc.†	03/25/03	625,779
		$20,749,934

*	A 144A Issue represents a security which has not been registered with the Securities and Exchange Commission under the Securities Act of 1933.
†	Represents a private placement security.
(f)

Security sold within terms of a private placement memorandum exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors”. These securities have been determined to be liquid under guidelines established by the Board of Directors.

(g)

Interest-only security that entitles holders to receive only interest on the underlying mortgages. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The yield to maturity of an interest-only security is sensitive to the rate of principal payments on the underlying mortgage assets. The rate disclosed represents the market yield based upon the current cost basis and estimated timing and amount of future cash flows.

(h)

U.S. Treasury inflation-protected securities (TIPS) are securities in which the principal amount is adjusted for inflation and the semi-annual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(i)	At September 30, 2007 the total cost of investments issued on a when-issued or forward commitment basis was $14,625,366.
(j)	Fully or partially pledged as initial margin deposits on open futures contracts.

Holdings of Open Futures Contracts

On September 30, 2007, securities with an aggregate market value of $403,884 have been segregated to cover margin requirements for the following open futures contracts:

Type	Expiration	Number of Contracts	Position Type	Unrealized Appreciation	Unrealized Depreciation
U.S. 2-Year Treasury Notes	December 2007	282	Long	$305,434	$—
U.S. 5-Year Treasury Notes	December 2007	225	Long	86,766	—
U.S. 10-Year Treasury Notes	December 2007	429	Short	180,644	—
U.S. 30-Year Treasury Bonds	December 2007	83	Short	—	12,087
		1019		$572,844	$12,087

See accompanying Notes to Investments in Securities.

(k)	Security is in default with respect to interest payments. Income is not being accrued on this security and any payments received are treated as a reduction of principal.
(l)	Security pledged as collateral for when-issued purchase commitment outstanding as of September 30, 2007.
(m)

Stated interest rate is contingent upon sufficient collateral market value. If collateral market value falls below the stated level, the issuer will either initiate a cleanup call or increase the stated rate.

(n)	These securities are being fair-valued according to procedures approved by the Board of Directors.
(o)	Securities (or a portion of securities) on loan as of September 30, 2007.
(p)

At September 30, 2007 the cost of securities for federal income tax purposes was $478,692,232. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

Gross unrealized appreciation	$1,694,159
Gross unrealized depreciation	(12,220,505)
Net unrealized depreciation	$(10,526,346)

See accompanying Notes to Investments in Securities.

Money Market Portfolio

Investments in Securities

September 30, 2007

(Unaudited)

(Percentages of each investment category relate to total net assets.)

Principal		Rate	Maturity	Market Value(a)
Commercial Paper (57.9%)
Basic Materials (10.0%)
Agriculture Products (1.6%)
$2,000,000	Archer-Daniels-Midland Company (b)	5.620%	10/30/07	$1,991,944
Chemicals (4.4%)
2,500,000	EI du Pont de Nemours and Company (b)	5.040%	10/31/07	2,490,146
3,000,000	EI du Pont de Nemours and Company (b)	5.050%	10/29/07	2,988,963
				5,479,109
Manufacturing (4.0%)
2,000,000	Minnesota Mining & Manufacturing Company	4.900%	11/05/07	1,990,472
3,000,000	Minnesota Mining & Manufacturing Company	5.590%	11/08/07	2,984,484
				4,974,956
Consumer Cyclical (13.2%)
Hardware and Tools (1.6%)
2,000,000	The Stanley Works (b)	5.390%	11/15/07	1,986,825
Household Products (4.0%)
500,000	Procter & Gamble Company (b)	5.210%	10/05/07	499,711
2,500,000	Procter & Gamble Company (b)	5.220%	11/06/07	2,486,950
2,000,000	Procter & Gamble Company (b)	5.220%	11/19/07	1,985,790
				4,972,451
Retail (4.0%)
3,000,000	Wal-Mart Stores, Inc. (b)	5.220%	10/23/07	2,990,797
2,000,000	Wal-Mart Stores, Inc. (b)	5.290%	12/04/07	1,982,293
				4,973,090
Special Services (3.6%)
2,000,000	Societe Generale North America, Inc.	4.770%	12/27/07	1,975,495
2,500,000	Societe Generale North America, Inc.	5.270%	10/09/07	2,497,078
				4,472,573
Consumer Staples (10.4%)
Beverage (4.0%)
3,000,000	The Coca-Cola Company (b)	5.190%	11/01/07	2,986,593
1,000,000	The Coca-Cola Company (b)	5.240%	10/04/07	999,563
1,000,000	The Coca-Cola Company (b)	5.590%	10/22/07	997,083
				4,983,239
Food (6.4%)
3,000,000	Cargill, Inc. (b)	5.400%	11/13/07	2,980,650
2,000,000	Nestle Capital Corporation (b)	4.950%	11/14/07	1,987,900
2,000,000	Nestle Capital Corporation (b)	5.220%	10/05/07	1,998,840
1,000,000	Nestle Capital Corporation (b)	5.260%	11/16/07	993,279
				7,960,669

See accompanying Notes to Investments in Securities.

Principal		Rate	Maturity	Market Value(a)
Energy (.8%)
Oil & Gas (.8%)
$1,000,000	Total Capital SA (b)	5.220%	10/22/07	$996,955
Financial (10.7%)
Commercial Finance (1.9%)
2,350,000	General Electric Capital Corporation	5.200%	10/12/07	2,346,266
Insurance (4.4%)
3,000,000	American General Corporation	5.270%	10/01/07	3,000,000
2,500,000	American General Corporation	5.270%	10/11/07	2,496,340
				5,496,340
Investment Bankers/Brokers (4.4%)
2,000,000	Merrill Lynch & Company, Inc.	5.240%	11/21/07	1,985,834
1,000,000	Merrill Lynch & Company, Inc.	5.270%	10/16/07	997,804
2,500,000	Merrill Lynch & Company, Inc.	5.280%	10/03/07	2,499,272
				5,482,910
Health Care (5.6%)
Drugs (3.2%)
1,500,000	Abbott Laboratories (b)	5.210%	10/16/07	1,496,744
2,500,000	Abbott Laboratories (b)	5.280%	10/02/07	2,499,637
				3,996,381
Health Care - Diversified (2.4%)
3,000,000	Johnson & Johnson, Inc. (b)	4.870%	10/25/07	2,990,540
Technology (7.2%)
Aerospace/Defense (3.6%)
1,500,000	Honeywell International (b)	5.260%	11/07/07	1,491,891
3,000,000	Honeywell International (b)	5.270%	11/20/07	2,978,042
				4,469,933
Computer Hardware (3.6%)
1,500,000	Hewlett-Packard Company (b)	5.550%	11/16/07	1,490,359
3,000,000	IBM Corporation (b)	5.140%	10/18/07	2,992,718
				4,483,077
	Total commercial paper (cost: $72,057,258)			72,057,258

U.S. Government Obligations (18.5%)
Discount Notes (18.5%)
3,100,000	Federal Home Loan Bank	4.539%	12/20/07	3,068,862
2,000,000	Federal Home Loan Bank	4.750%	10/15/07	1,996,306
1,500,000	Federal Home Loan Bank	4.880%	11/09/07	1,492,411
2,000,000	Federal Home Loan Bank	4.950%	10/17/07	1,995,600
2,500,000	Federal Home Loan Bank	4.970%	10/26/07	2,491,372
3,000,000	Federal Home Loan Bank	4.970%	11/02/07	2,987,600

See accompanying Notes to Investments in Securities.

Principal		Rate	Maturity	Market Value(a)
Discount Notes—continued
$2,000,000	Federal Home Loan Mortgage Corporation	4.830%	10/19/07	$1,995,170
1,500,000	Federal National Mortgage Association	4.700%	10/04/07	1,499,412
3,000,000	Federal National Mortgage Association	4.870%	10/24/07	2,990,666
2,500,000	Federal National Mortgage Association	5.270%	10/10/07	2,496,781
	Total U.S. government obligations (cost: $23,014,180)			23,014,180

Other Short-Term Investments (20.6%)
Asset-Backed Securities (20.1%)
224,720	AmeriCredit Automobile Receivables Trust	5.320%	05/06/08	224,720
1,454,861	AmeriCredit Automobile Receivables Trust	5.813%	08/06/08	1,454,861
3,510,000	Capital Auto Receivables Asset Trust Trust - 144A Issue (d)	5.264%	09/15/08	3,510,000
1,889,473	Capital Auto Receivables Asset Trust - 144A Issue (c) (d)	5.325%	05/15/08	1,889,473
1,214,458	CarMax Auto Owner Trust	5.328%	06/16/08	1,214,458
2,510,000	CarMax Auto Owner Trust	5.839%	09/15/08	2,510,000
1,851,617	Ford Credit Auto Owner Trust - 144A Issue (d)	5.349%	07/15/08	1,851,617
857,380	Harley-Davidson Motorcycle Trust	5.307%	05/15/08	857,380
293,195	Honda Auto Receivables Owner Trust	5.322%	03/18/08	293,195
1,440,000	Hyundai Auto Receivables Trust	5.290%	10/15/08	1,440,000
3,766,147	Nissan Auto Receivables Owner Trust	5.300%	08/15/08	3,766,147
1,558,444	Santander Drive Auto Receivables Trust	5.324%	04/15/08	1,558,443
2,233,343	Santander Drive Auto Receivables Trust	5.801%	09/15/08	2,233,343
734,852	Triad Auto Receivables Owner Trust	5.303%	06/12/08	734,852
1,400,000	World Omni Auto Receivables Trust	5.676%	02/15/08	1,400,000
				24,938,489
Commercial Finance (.5%)
600,000	General Electric Capital Corporation	5.460%	07/28/08	600,463
	Total other short-term investments (cost: $25,538,952)			25,538,952

Shares
Investment Companies (3.4%)
3,750,000	American Beacon Funds, current rate 5.250%	3,750,000
533,895	Federated Money Market Obligation Trust Prime Obligation Fund, current rate 5.177%	533,895
	Total investment companies (cost: $4,283,895)	4,283,895
	Total investments in securities (cost: $124,894,285) (e)	$124,894,285
	Liabilities in excess of other assets (-.4%)	(453,389)
	Total net assets (100%)	$124,440,896

See accompanying Notes to Investments in Securities.

Investments in Securities Legend

(a)	Securities are valued by procedures described in note 2 of the Notes to Investments in Securities.
(b)

Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors”. This security has been determined to be liquid under guidelines established by the Board of Directors. In the aggregate such securities represent 39.6% of the Portfolio’s net assets as of September 30, 2007.

(c)

Represents ownership in an illiquid security. (See note 4 of the Notes to Investments in Securities.) Information concerning the illiquid securities held at September 30, 2007, which includes cost and acquisition date, is as follows:

Security:	Acquisition Date	Acquisition Cost
Capital Auto Receivables Asset Trust – 144A Issue*	09/21/07	$3,510,000

*	A 144A Issue represents a security which has not been registered with the Securities and Exchange Commission under the Securities Act of 1933.
(d)

Security sold within terms of a private placement memorandum exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors”. These securities have been determined to be liquid under guidelines established by the Board of Directors.

(e)	Also represents the cost of securities for federal income tax purposes at September 30, 2007.

See accompanying Notes to Investments in Securities.

Mortgage Securities Portfolio

Investments in Securities

September 30, 2007

(Unaudited)

(Percentages of each investment category relate to total net assets.)

Principal		Coupon	Maturity	Market Value(a)
Long-Term Debt Securities (96.1%)
U.S. Government and Agency Obligations (41.3%)
U.S. Government and Agency Obligations (41.3%)
Federal Home Loan Mortgage Corporation (FHLMC) (4.4%)
$200,000	(i)	2.750%	03/15/08	$198,076
1,000,000		5.000%	06/15/31	966,469
1,295,000		5.000%	05/15/35	1,185,506
896,753	(n)	5.000%	08/01/35	856,818
718,331	(n)	5.500%	06/01/20	716,487
572,601		5.500%	10/01/20	571,132
635,812		5.500%	05/01/34	624,785
433,254	(n)	5.500%	05/01/34	425,581
1,621,309	(n)	6.000%	11/01/33	1,628,999
792,984		6.250%	12/15/23	812,383
395,460		6.500%	11/01/32	404,876
				8,391,112
Federal National Mortgage Association (FNMA) (31.8%)
412,546		4.500%	02/01/35	382,935
929,020	(c)	4.658%	07/01/35	918,734
1,144,069	(n)	5.000%	05/01/18	1,125,577
807,199		5.000%	10/01/20	791,438
2,601,865	(n)	5.000%	11/01/33	2,490,681
2,080,401		5.000%	03/01/34	1,989,710
3,391,523	(n)	5.000%	03/01/34	3,243,677
665,455		5.000%	05/01/34	636,446
820,714	(n)	5.500%	01/01/17	822,077
775,019		5.500%	02/01/18	776,137
1,664,340	(k) (n)	5.500%	03/01/18	1,665,698
1,018,804	(n)	5.500%	02/01/24	1,008,216
2,215,618	(k) (n)	5.500%	04/01/33	2,177,919
384,773		5.500%	05/01/33	377,956
444,469	(n)	5.500%	05/01/33	436,912
433,577		5.500%	01/01/34	425,896
3,424,083	(n)	5.500%	03/01/34	3,366,843
2,575,839	(k) (n)	5.500%	04/01/34	2,532,509
1,725,424	(n)	5.500%	04/01/34	1,693,493
262,855		5.500%	05/01/34	257,990
4,302,633	(n)	5.500%	07/01/34	4,228,962

See accompanying Notes to Investments in Securities.

Principal		Coupon	Maturity	Market Value(a)
U.S. Government and Agency Obligations—continued
$1,314,855	(n)	5.500%	09/01/34	$1,291,202
4,600,000	(h)	5.500%	10/01/37	4,505,125
1,064,496	(n)	5.500%	10/01/34	1,044,796
675,338		5.500%	02/01/35	663,118
739,758	(n)	5.500%	02/01/35	726,068
316,054		5.500%	10/01/35	310,285
172,591		6.000%	09/01/32	174,270
1,952,853		6.000%	10/01/32	1,969,988
210,932		6.000%	11/01/32	212,882
1,368,868	(n)	6.000%	11/01/32	1,381,637
1,592,394		6.000%	03/01/33	1,606,188
145,247	(n)	6.000%	03/01/33	146,550
603,445	(n)	6.000%	04/01/33	606,493
512,866		6.000%	12/01/33	515,456
632,545		6.000%	08/01/34	634,861
420,634		6.000%	09/01/34	422,174
218,551		6.000%	11/01/34	219,352
2,204,567	(n)	6.000%	12/01/34	2,212,639
461,301	(n)	6.000%	11/01/36	462,069
1,319,529		6.500%	02/01/32	1,358,724
519,161	(n)	6.500%	04/01/32	532,347
221,181	(n)	6.500%	05/01/32	227,924
1,678,171		6.500%	07/01/32	1,726,631
42,841		6.500%	09/01/32	43,877
118,687		6.500%	09/01/34	121,223
97,615		6.500%	11/01/34	99,700
988,428		6.500%	03/01/35	1,012,314
400,266		6.500%	02/01/36	408,033
745,108		6.500%	06/01/36	758,780
2,310,000	(h)	6.500%	10/01/36	2,351,869
718,835	(n)	7.000%	09/01/31	750,856
79,351	(n)	7.000%	11/01/31	82,878
442,429	(n)	7.000%	02/01/32	463,275
84,913		7.000%	07/01/32	88,859
151,208		7.500%	04/01/31	158,918
				60,641,167

See accompanying Notes to Investments in Securities.

Principal		Coupon	Maturity	Market Value(a)
U.S. Government and Agency Obligations—continued
Government National Mortgage Association (GNMA) (5.0%)
$—	(c) (g)	0.244%	03/16/42	$299,992
—	(c) (g)	0.935%	06/17/45	1,000,993
—	(c) (g)	0.829%	07/16/40	238,120
—	(c) (g)	1.136%	03/16/34	423,872
935,045	(n)	5.000%	05/15/33	906,169
500,000	(h)	5.000%	01/15/37	483,594
1,000,000		5.500%	03/16/32	997,180
2,031,927		5.500%	12/15/34	2,005,737
2,000,000	(h)	5.500%	10/01/35	1,971,876
1,335,000	(h)	6.000%	10/01/36	1,343,344
				9,670,877
Vendee Mortgage Trust (.1%)
147,928	Vendee Mortgage Trust	7.793%	02/15/25	156,830
	Total U.S. government and agency obligations (cost: $80,971,222)			78,859,986

Asset-Backed Securities (15.9%)
497,303	ABFS Mortgage Loan Trust (l)	6.990%	12/25/31	498,453
1,405,000	ABFS Mortgage Loan Trust (l)	7.423%	12/15/33	1,345,001
1,604,925	Associates Manufactured Housing Pass-Through Certificates (c)	7.900%	03/15/27	1,637,980
898,215	BankAmerica Manufactured Housing Contract Trust (c)	7.015%	01/10/28	910,003
5,291,000	BankAmerica Manufactured Housing Contract Trust (k)	7.800%	10/10/26	5,407,306
760,000	Capital Auto Receivables Asset Trust - 144A Issue (f)	7.160%	01/15/13	776,065
625,000	Capital Auto Receivables Asset Trust - 144A Issue (f)	8.300%	02/18/14	667,084
350,000	Centex Home Equity (l)	5.048%	06/25/35	338,142
1,080,000	Countryplace Manufactured Housing Contract - 144A Issue (c) (e) (m)	4.800%	12/15/35	1,043,888
1,470,000	Countrywide Asset-Backed Certificates (l)	6.518%	01/25/29	1,421,833
1,300,000	Credit-Based Asset Servicing and Securitization (l)	5.109%	12/25/34	1,223,045
959,477	Credit-Based Asset Servicing and Securitization - 144A Issue (f) (l)	5.970%	10/25/36	974,764
875,000	Flagstar Home Equity Loan Trust - 144A Issue (f) (l)	5.997%	01/25/35	853,386
220,000	Ford Credit Auto Owner Trust - 144A Issue (f)	7.050%	12/15/13	211,134
425,000	Ford Motor Credit Company - 144A Issue (f)	7.120%	02/15/13	412,921
219,728	Green Tree Financial Corporation (c)	7.950%	08/15/25	225,631
353,672	Green Tree Financial Corporation	8.300%	11/15/19	369,008

See accompanying Notes to Investments in Securities.

Principal		Coupon	Maturity	Market Value(a)
Asset-Backed Securities—continued
$432,148	Green Tree Financial Corporation	8.400%	06/15/19	$448,722
744,605	Green Tree Financial Corporation (c)	9.000%	06/15/25	781,678
1,418,442	Green Tree Financial Corporation	9.100%	04/15/25	1,480,782
1,805,000	JPMorgan Mortgage Acquisition Corporation (l)	6.337%	08/25/36	1,796,209
1,670,000	JPMorgan Mortgage Acquisition Corporation (l)	6.410%	07/25/36	1,665,093
255,000	Lehman XS Trust (l)	5.690%	12/25/35	252,813
21,816	Metropolitan Asset Funding, Inc. - 144A Issue (f)	6.980%	05/20/12	21,774
21,715	Metropolitan Asset Funding, Inc. - 144A Issue (f)	7.130%	06/20/12	21,673
595,419	Oakwood Mortgage Investors, Inc.	7.375%	08/15/27	601,488
657,596	Oakwood Mortgage Investors, Inc. (e)	8.100%	08/15/26	662,853
500,000	Origen Manufactured Housing	4.750%	08/15/21	483,512
870,000	Origen Manufactured Housing	4.970%	10/15/21	861,645
260,000	Origen Manufactured Housing	5.605%	05/15/22	261,327
500,000	Origen Manufactured Housing	5.910%	01/15/37	495,219
500,000	Residential Asset Mortgage Products, Inc. (c)	5.145%	01/25/35	428,609
177,847	Residential Funding Mortgage Securities II, Inc. (l)	5.090%	07/25/33	168,340
1,479,310	Vanderbilt Mortgage Finance (c)	7.955%	12/07/24	1,557,830
	Total asset-backed securities (cost: $31,159,689)			30,305,211

Other Mortgage-Backed Securities (38.9%)
Collateralized Mortgage Obligations/Mortgage Revenue Bonds (25.7%)
1,761,044	Banc of America Alternative Loan Trust (c)	5.576%	09/25/35	1,610,963
802,784	Banc of America Alternative Loan Trust (c)	5.669%	11/25/35	630,326
1,165,740	Banc of America Alternative Loan Trust (c)	5.808%	01/25/36	1,033,639
226,244	Banc of America Alternative Loan Trust	6.000%	12/25/34	223,770
2,228,000	Banc of America Alternative Loan Trust	6.000%	06/25/46	2,189,254
1,043,094	Banc of America Alternative Loan Trust (c)	6.225%	05/25/46	875,930
1,925,807	Banc of America Funding Corporation (c) (k)	5.011%	09/20/34	1,897,356
1,402,647	Banc of America Funding Corporation	6.500%	07/20/32	1,393,885
1,354,005	Banc of America Mortgage Securities, Inc. (c)	5.087%	11/25/35	1,345,821
1,140,000	Banc of America Mortgage Securities, Inc.	5.500%	02/25/34	1,028,157
1,106,456	Banc of America Mortgage Securities, Inc.	5.750%	08/25/34	1,091,981
10,000	Banco Hipotecario Nacional - 144A Issue (b) (c) (e) (j)	6.581%	03/25/11	100
425	Banco Hipotecario Nacional - 144A Issue (b) (e) (j)	7.540%	05/31/17	4
50,980	Banco Hipotecario Nacional - 144A Issue (b) (e) (j)	7.916%	07/25/09	510
1,375,000	Bear Stearns Mortgage Funding Trust (c)	5.541%	09/25/36	599,536
592,524	Bear Stearns Mortgage Securities, Inc.	8.000%	11/25/29	591,003

See accompanying Notes to Investments in Securities.

Principal		Coupon	Maturity	Market Value(a)
Other Mortgage-Backed Securities—continued
$1,098,982	BlackRock Capital Finance, LP - 144A Issue (f)	7.750%	09/25/26	$1,097,070
867,040	Chase Mortgage Financial Corporation	5.500%	10/25/33	841,844
500,000	CitiMortgage Alternative Loan Trust (c)	0.000%	12/25/36	492,183
363,071	CitiMortgage Alternative Loan Trust (c)	6.237%	07/25/37	231,572
477,204	Countrywide Home Loan Mortgage Pass-Through Trust (c)	3.971%	07/19/33	460,091
2,000,000	Countrywide Home Loan Mortgage Pass-Through Trust	4.150%	08/25/33	1,896,037
859,157	Credit Suisse First Boston Mortgage Securities Corporation	6.000%	11/25/18	864,588
2,310,000	CSAB Mortgage-Backed Trust (l)	6.080%	09/25/36	2,264,968
897,729	First Horizon Mortgage Pass-Through Trust	5.970%	08/25/37	739,079
745,437	Global Mortgage Securitization, Ltd.	5.250%	04/25/32	678,351
546,076	Global Mortgage Securitization, Ltd. (c)	5.395%	04/25/32	472,188
1,837,754	Global Mortgage Securitization, Ltd. - 144A Issue (e)	5.250%	11/25/32	1,755,586
1,125,000	JPMorgan Alternative Loan Trust (c)	5.950%	11/25/36	1,123,991
904,978	JPMorgan Mortgage Trust (c)	3.756%	11/25/33	892,243
994,684	JPMorgan Mortgage Trust (c)	4.816%	07/25/35	945,844
1,440,400	JPMorgan Mortgage Trust (c)	5.671%	09/25/35	1,318,547
1,475,000	JPMorgan Mortgage Trust (c)	6.045%	10/25/36	1,517,750
978,890	JPMorgan Mortgage Trust	6.196%	08/25/36	895,263
1,105,000	JPMorgan Mortgage Trust	6.500%	08/25/36	1,099,926
1,971,162	MASTR Asset Securitization Trust	5.500%	11/25/33	1,914,392
261,361	Morgan Stanley Dean Witter Capital (c)	6.495%	04/25/17	254,527
149,054	Prudential Home Mortgage Securities - 144A Issue (f)	7.900%	04/28/22	146,969
28,138	Prudential Home Mortgage Securities - 144A Issue (c) (f)	8.044%	09/28/24	28,045
887,461	RESI Finance, LP - 144A Issue (c) (e)	7.220%	09/10/35	872,011
1,444,302	Residential Accredit Loans, Inc.	5.750%	06/25/33	1,384,387
212,948	Residential Accredit Loans, Inc. - 144A Issue (f)	6.250%	03/25/14	212,388
1,065,000	Structured Adjustable Rate Mortgage Loan Trust (c)	5.400%	11/25/35	1,033,050
55,098	Structured Asset Mortgage Investments, Inc. (c)	5.849%	04/30/30	54,930
901,309	Structured Asset Securities Corporation	5.250%	08/25/33	829,883
102,952	Structured Asset Securities Corporation (l)	5.540%	11/25/32	102,833
1,474,766	Structured Asset Securities Corporation (l)	5.630%	05/25/34	1,468,399
2,206,188	Structured Asset Securities Corporation (l)	6.000%	06/25/34	2,212,149
1,040,000	Wells Fargo Alternative Loan Trust	6.000%	07/25/37	978,706
2,146,564	Wells Fargo Alternative Loan Trust (c)	6.201%	07/25/37	1,862,949
1,562,589	Wells Fargo Mortgage-Backed Securities Trust	5.500%	02/25/34	1,467,893
				48,922,867

See accompanying Notes to Investments in Securities.

Principal		Coupon	Maturity	Market Value(a)
Other Mortgage-Backed Securities—continued
Commercial Mortgage-Backed Securities (13.2%)
$—	Asset Securitization Corporation (c) (g)	8.621%	08/13/29	$416,336
—	Asset Securitization Corporation (e) (g)	2.433%	08/13/27	1,425,690
700,000	Asset Securitization Corporation (c)	7.415%	02/14/43	762,131
—	Asset Securitization Corporation - 144A Issue (c) (f) (g)	1.547%	10/13/26	384,323
1,000,000	Banc of America Commercial Mortgage, Inc.	5.451%	01/15/49	987,194
550,000	Banc of America Commercial Mortgage, Inc. - 144A Issue (c) (f)	4.900%	09/11/36	512,582
460,000	Banc of America Commercial Mortgage, Inc. - 144A Issue (c) (f)	5.104%	12/10/42	421,738
1,000,000	Banc of America Commercial Mortgage, Inc. - 144A Issue (f)	6.200%	07/11/43	992,233
725,000	Bear Stearns Commercial Mortgage Securities, Inc.	6.500%	02/15/32	730,788
500,000	Bear Stearns Commercial Mortgage Securities, Inc. - 144A Issue (c) (f)	7.254%	02/15/35	521,676
900,000	Commercial Mortgage Pass-Through Certificates - 144A Issue (c) (f)	5.570%	02/05/19	863,309
1,180,000	DLJ Commercial Mortgage Corporation - 144A Issue (c) (f)	7.148%	06/10/31	1,256,181
2,726,000	FFCA Secured Lending Corporation - 144A Issue (c) (e)	6.714%	02/18/22	2,591,344
1,290,000	FFCA Secured Lending Corporation - 144A Issue (c) (e)	6.964%	02/18/22	1,214,976
234,019	GMAC Commercial Mortgage Securities (e) (m)	5.940%	07/01/13	229,338
1,000,000	GS Mortgage Securities Corporation II (c)	5.799%	08/10/45	1,017,015
500,000	Hilton Hotel Pool Trust - 144A Issue (c) (f)	6.165%	10/03/15	493,816
1,465,000	Hilton Hotel Pool Trust - 144A Issue (f)	7.653%	10/03/15	1,555,885
1,325,401	Hometown Commercial Mortgage - 144A Issue (e)	5.506%	11/11/38	1,318,109
1,500,000	JPMorgan Chase Commercial Mortgage Securities Corporation - 144A Issue (c) (f)	6.221%	10/12/37	1,527,388
300,000	LB-UBS Commercial Mortgage Trust - 144A Issue (c) (f)	4.846%	02/15/37	278,866
—	Multi Security Asset Trust - 144A Issue (c) (e) (g)	1.155%	11/28/35	671,734
990,000	Multi Security Asset Trust - 144A Issue (c) (e)	5.880%	11/28/35	957,639
1,000,000	Nationslink Funding Corporation - 144A Issue (f)	5.000%	08/20/30	966,132
1,800,000	Nomura Asset Securities Corporation - 144A Issue (f)	6.000%	03/15/30	1,842,364
1,375,000	Wachovia Bank Commercial Mortgage Trust - 144A Issue (f)	4.942%	11/15/34	1,257,214
				25,196,001
	Total other mortgage-backed securities (cost: $78,148,554)			74,118,868
	Total long-term debt securities (cost: $190,279,465)			183,284,065

See accompanying Notes to Investments in Securities.

Principal		Coupon	Maturity	Market Value(a)
Securities Lending Collateral (21.1%)
Certificate of Deposit (.8%)
$1,495,714	Bank of Montreal	5.080%	10/22/07	$1,495,505
Commercial Paper (9.3%)
747,857	Alpine Securitization (d)	5.309%	10/03/07	747,640
1,126,123	Atlantic Asset Securities (d)	5.303%	10/02/07	1,125,954
747,857	Canast & Can, Ltd. (d)	5.200%	10/17/07	746,115
437,646	Chariot Funding, LLC (d)	5.188%	10/18/07	436,561
448,714	Chariot Funding, LLC (d)	5.377%	10/04/07	448,517
448,714	Clipper Receivables Company, LLC (d)	5.228%	10/01/07	448,714
1,196,572	Erasmus Capital Corporation (d)	5.653%	10/01/07	1,196,571
1,121,786	Galleon Cap, LLC (d)	5.288%	10/01/07	1,121,786
1,196,572	K2, LLC (d)	6.147%	10/05/07	1,195,877
1,196,572	Liberty Funding, LLC (d)	5.288%	10/01/07	1,196,572
1,196,572	Liquid Funding, Ltd.	5.335%	11/13/07	1,196,572
1,121,786	North Sea Funding, LLC	5.367%	10/15/07	1,119,497
1,225,289	Regency Markets (d)	5.261%	10/04/07	1,224,750
1,271,357	Scaldis & Scaldis (d)	5.271%	10/04/07	1,270,798
761,020	Thames Asset Global Securitization No. 1, Inc. (d)	5.258%	10/01/07	761,019
359,121	Thames Asset Global Securitization No. 1, Inc. (d)	5.276%	10/15/07	358,388
1,196,572	Thunder Bay Funding, LLC (d)	5.309%	10/09/07	1,195,172
743,220	Tulip Funding Corporation	5.272%	10/26/07	740,508
448,714	Versailles Companies, LLC (d)	5.403%	10/23/07	447,274
747,857	Zela Finance, Inc.	5.370%	10/26/07	745,128
				17,723,413
Corporate Notes (5.5%)
860,036	Bear Stearns Company, Inc.	5.374%	10/03/07	860,036
972,214	Cheyne Finance LLC	4.981%	02/25/08	931,371
747,857	Dorada Finance, Inc. - 144A Issue (f)	5.321%	08/26/08	747,790
1,346,143	Genworth Financial Company	5.833%	06/16/08	1,346,143
972,214	Kestrel Funding U.S., LLC	5.102%	02/25/08	971,320
149,571	Liquid Funding, Ltd.	5.696%	06/11/08	149,694
747,857	Metropolitan Life Global Funding I - 144A Issue (f)	5.828%	03/06/12	747,236
747,857	Morgan Stanley (c)	5.833%	08/13/10	747,072
897,429	Pyxis Master Trust - 144A Issue (c) (f)	5.515%	11/27/07	897,429
897,429	Shiprock Finance - 144A Issue (f)	5.822%	04/11/08	897,429
598,286	SLM Corporation - 144A Issue (f)	5.806%	05/12/08	593,039
598,286	Stanfield Victoria Funding, LLC	5.359%	04/03/08	598,076

See accompanying Notes to Investments in Securities.

Principal		Coupon	Maturity	Market Value(a)
Securities Lending Collateral—continued
$1,047,000	Victoria Finance, LLC	5.320%	07/28/08	$1,044,875
				10,531,510
Repurchase Agreement (5.5%)
10,476,754	Morgan Stanley, Wells Fargo and Bank of New York Repurchase Agreement account; dated 09/28/07, rate 5.330%, due 10/01/07; proceeds $10,481,408 (Collateralized by Corporate Obligations due 10/01/07 - 12/20/49)			10,476,755
	Total securities lending collateral (cost: $40,227,183)			40,227,183

Shares
Investment Companies (9.1%)
6,910,145	American Beacon Funds, current rate 5.250%	6,910,145
9,274,453	BlackRock Provident Institutional TempFund, current rate 5.341%	9,274,453
1,150,298	JPMorgan Prime Money Market Fund, current rate 5.210%	1,150,298
	Total investment companies (cost: $17,334,896)	17,334,896
	Total short-term securities (cost: $57,562,079)	57,562,079
	Total investments in securities (cost: $247,841,544) (o)	$240,846,144
	Payable upon return of securities loaned (-21.1%)	(40,227,183)
	Liabilities in excess of cash and other assets (-5.2%)	(9,979,046)
	Total net assets (100%)	$190,639,915

See accompanying Notes to Investments in Securities.

Investments in Securities Legend

(a)	Securities are valued by procedures described in note 2 of the Notes to Investments in Securities.
(b)	The Portfolio held less than 0.1% of net assets in foreign securities at September 30, 2007.
(c)	Variable rate security.
(d)

Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors”. This security has been determined to be liquid under guidelines established by the Board of Directors. In the aggregate such securities represent 7.3% of the Portfolio’s net assets at September 30, 2007.

(e)

Represents ownership in an illiquid security. (See note 4 of the Notes to Investments in Securities.) Information concerning the illiquid securities held at September 30, 2007, which includes cost and acquisition date, is as follows:

Security:	Acquisition Date(s)	Acquisition Cost
Asset Securitization Corporation†	Various	$563,184
Banco Hipotecario Nacional-144A Issue*	5/18/00	399
Banco Hipotecario Nacional-144A Issue*	09/06/02	747
Banco Hipotecario Nacional-144A Issue*	Various	48,918
Countryplace Manufactured Housing Contract-144A Issue*	06/29/05	1,079,864
FFCA Secured Lending Corporation-144A Issue*	05/14/03	2,384,398
FFCA Secured Lending Corporation-144A Issue*	05/19/03	1,086,220
Global Mortgage Securitization, Ltd.-144A Issue*	11/24/04	1,822,204
GMAC Commercial Mortgage Securities†	Various	224,228
Hometown Commercial Mortgage – 144A Issue*	11/28/06	1,338,635
Multi Security Asset Trust-144A Issue*	02/24/05	976,198
Multi Security Asset Trust-144A Issue*	02/24/05	1,212,884
Oakwood Mortgage Investors, Inc.†	Various	683,806
RESI Finance, LP-144A Issue*	06/01/06	903,267
		$12,324,952

*	A 144A Issue represents a security which has not been registered with the Securities and Exchange Commission under the Securities Act of 1933.
†	Represents a private placement security.
(f)

Security sold within terms of a private placement memorandum exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors”. These securities have been determined to be liquid under guidelines established by the Board of Directors.

(g)

Interest-only security that entitles holders to receive only interest on the underlying mortgages. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The yield to maturity of an interest-only security is sensitive to the rate of principal payments on the underlying mortgage assets. The rate disclosed represents the market yield based upon the current cost basis and estimate timing and amount of future cash flows.

(h)	At September 30, 2007 the total cost of investments issued on a when-issued or forward commitment basis is $10,727,459.
(i)	Fully or partially pledged as initial margin deposit on open futures contracts.

See accompanying Notes to Investments in Securities.

Holdings of Open Futures Contracts

On September 30, 2007, securities with an aggregate market value of $198,076 were segregated to cover margin requirements for the following open futures contracts:

Type	Expiration	Number of Contracts	Position Type	Unrealized Appreciation	Unrealized Depreciation
U.S. 5-Year Treasury Notes	December 2007	37	short	$—	$27,357
U.S. 10 Year Treasury Notes	December 2007	26	long	16,323	—
90-Day Eurodollar	December 2007	3	long	—	5,302
90-Day Eurodollar	March 2008	3	long	—	2,115
90-Day Eurodollar	June 2008	3	long	—	203
		72		$16,323	$34,977

(j)	Security is in default with respect to interest payments. Income is not being accrued on this security and any payments received are treated as a reduction of principal.
(k)	Security pledged as collateral for when-issued purchase commitments outstanding as of September 30, 2007.
(l)

Stated interest rate is contingent upon sufficient collateral market value. If collateral market value falls below the stated level, the issuer will either initiate a clean-up call or increase the stated rate.

(m)	These securities are being fair-valued according to procedures approved by the Board of Directors.
(n)	Securities (or a portion of securities) on loan as of September 30, 2007.
(o)

At September 30, 2007 the cost of securities for federal income tax purposes was $247,841,544. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

Gross unrealized appreciation	$1,524,635
Gross unrealized depreciation	(8,520,035)
Net unrealized depreciation	$(6,995,400)

See accompanying Notes to Investments in Securities.

Index 500 Portfolio

Investments in Securities

September 30, 2007

(Unaudited)

(Percentages of each investment category relate to total net assets.)

Shares		Market Value(a)
Common Stocks (98.1%)
Basic Materials (3.0%)
Chemicals (1.3%)
10,555	Air Products and Chemicals, Inc.	$1,031,857
2,691	Ashland, Inc.	162,025
4,080	Eastman Chemical Company	272,258
8,470	Ecolab, Inc.	399,784
44,967	EI du Pont de Nemours & Company	2,228,565
5,660	Hercules, Inc.	118,973
4,362	International Flavors & Fragrances, Inc.	230,575
8,044	PPG Industries, Inc.	607,724
15,616	Praxair, Inc.	1,307,996
6,710	Rohm & Haas Company (h)	373,545
6,377	Sigma-Aldrich Corporation	310,815
46,410	The Dow Chemical Company	1,998,415
		9,042,532
Construction (.1%)
4,702	Vulcan Materials Company	419,183
Iron and Steel (.3%)
4,977	Allegheny Technologies, Inc. (h)	547,221
14,064	Nucor Corporation	836,386
5,753	United States Steel Corporation	609,473
		1,993,080
Mining (.7%)
43,185	Alcoa, Inc.	1,689,397
18,648	Freeport-McMoRan Copper & Gold, Inc.	1,955,989
22,003	Newmont Mining Corporation	984,194
		4,629,580
Paper and Forest (.6%)
5,100	Bemis Company, Inc. (h)	148,461
20,987	International Paper Company (h)	752,804
20,791	Kimberly-Clark Corporation	1,460,776
8,923	MeadWestvaco Corporation	263,496
8,498	Plum Creek Timber Company, Inc. (h)	380,370
5,193	Temple-Inland, Inc.	$273,307
10,579	Weyerhaeuser Company	764,862
		4,044,076
Capital Goods (9.3%)
Aerospace/Defense (2.4%)
19,836	General Dynamics Corporation	1,675,547
6,171	Goodrich Corporation	421,047
6,202	L-3 Communications Holdings, Inc.	633,472
16,962	Lockheed Martin Corporation	1,840,208
16,789	Northrop Grumman Corporation	1,309,542
21,364	Raytheon Company	1,363,451
8,178	Rockwell Collins, Inc.	597,321
38,284	The Boeing Company	4,019,437
48,448	United Technologies Corporation	3,899,095
		15,759,120
Containers - Metal/Glass (—)
4,989	Ball Corporation (h)	268,159
Electrical Equipment (3.7%)
8,969	Cooper Industries, Ltd. (c)	458,226
38,690	Emerson Electric Company	2,059,082
500,523	General Electric Company	20,721,652
7,014	Molex, Inc.	188,887
20,838	Thermo Fisher Scientific, Inc. (b)	1,202,769
		24,630,616
Engineering/Construction (.4%)
31,223	Caterpillar, Inc.	2,448,820
4,369	Fluor Corporation (h)	629,049
		3,077,869
Machinery (.4%)
10,839	Deere & Company	1,608,724
14,003	Ingersoll-Rand Company, Ltd. (c) (h)	762,743

See accompanying Notes to Investments in Securities.

		Market
Shares		Value(a)
Capital Goods—continued
5,027	Terex Corporation (b)	$447,504
		2,818,971
Manufacturing (2.0%)
34,967	3M Company	3,272,212
5,146	Cummins, Inc.	658,122
12,044	Danaher Corporation	996,159
9,982	Dover Corporation	508,583
7,159	Eaton Corporation	709,027
36,559	Honeywell International, Inc.	2,174,164
20,495	Illinois Tool Works, Inc.	1,222,322
8,846	ITT Corporation	600,909
8,529	Leggett & Platt, Inc. (h)	163,416
5,962	Pall Corporation	231,922
5,728	Parker Hannifin Corporation (h)	640,562
7,836	Sealed Air Corporation (h)	200,288
12,180	Textron, Inc.	757,718
24,284	Tyco International, Ltd. (c)	1,076,752
		13,212,156
Metal Fabrication (.2%)
6,730	Precision Castparts Corporation	995,905
Waste Management (.2%)
14,086	Allied Waste Industries, Inc. (b) (h)	179,597
25,353	Waste Management, Inc. (h)	956,822
		1,136,419
Communication Services (6.0%)
Broadcasting (1.0%)
33,458	CBS Corporation - Class B	1,053,927
24,321	Clear Channel Communications, Inc.	910,578
150,975	Comcast Corporation (b) (g) (h)	3,650,576
37,105	The DIRECTV Group, Inc. (b)	900,909
		6,515,990
Computer Services & Software (.1%)
11,910	VeriSign, Inc. (b) (h)	401,843

Publishing (—)
4,384	EW Scripps Company - Class A (h)	$184,128
Telecommunication (1.3%)
22,321	Avaya, Inc. (b)	378,564
4,145	Ciena Corporation (b) (h)	157,842
76,840	Corning, Inc.	1,894,106
7,478	Embarq Corporation	415,777
10,319	JDS Uniphase Corporation (b) (h)	154,372
113,067	Motorola, Inc.	2,095,132
81,786	Qualcomm, Inc.	3,456,276
21,350	Tellabs, Inc. (b) (h)	203,252
		8,755,321
Telephone (3.6%)
17,117	Alltel Corporation	1,192,712
297,933	AT&T, Inc.	12,605,545
5,467	CenturyTel, Inc.	252,685
16,621	Citizens Communications Company	238,013
78,046	Qwest Communications International, Inc. (b) (h)	714,901
139,056	Sprint Nextel Corporation	2,642,064
141,788	Verizon Communications, Inc.	6,278,373
23,259	Windstream Corporation	328,417
		24,252,710
Consumer Cyclical (8.3%)
Auto (.5%)
102,564	Ford Motor Company (b) (h)	870,768
27,620	General Motors Corporation (h)	1,013,654
9,668	Johnson Controls, Inc.	1,141,888
10,307	The Goodyear Tire & Rubber Company (b) (h)	313,436
		3,339,746
Building Materials (.1%)
8,865	American Standard Companies, Inc.	315,771
17,934	Masco Corporation	415,531
		731,302

See accompanying Notes to Investments in Securities.

		Market
Shares		Value(a)
Consumer Cyclical—continued
Distribution Durables (.1%)
8,336	Genuine Parts Company	$416,800
3,505	WW Grainger, Inc.	319,621
		736,421
Entertainment (.1%)
16,394	International Game Technology	706,581
Hardware and Tools (.1%)
3,202	Black & Decker Corporation	266,727
2,838	Snap-On, Inc.	140,594
3,972	The Stanley Works	222,948
		630,269
Home Builders (.1%)
5,858	Centex Corporation (h)	155,647
13,290	DR Horton, Inc.	170,245
3,746	KB Home (h)	93,875
6,766	Lennar Corporation	153,250
10,341	Pulte Homes, Inc.	140,741
		713,758
Houseware (—)
3,780	Whirlpool Corporation (h)	336,798
Leisure (.3%)
4,295	Brunswick Corporation (h)	98,184
21,315	Carnival Corporation (h)	1,032,285
12,271	Harley-Davidson, Inc.	567,043
7,762	Hasbro, Inc.	216,404
19,273	Mattel, Inc.	452,145
		2,366,061
Lodging - Hotel (.5%)
9,147	Harrah’s Entertainment, Inc.	795,149
19,097	Hilton Hotels Corporation (h)	887,820
15,610	Marriott International, Inc.	678,567
10,250	Starwood Hotels & Resorts Worldwide, Inc.	622,687
8,724	Wyndham Worldwide Corporation	285,798
		3,270,021
Photography/Imagery (.1%)
13,996	Eastman Kodak Company (h)	$374,533
Publishing (.7%)
3,231	Dow Jones & Company, Inc.	192,891
11,377	Gannett Company, Inc. (h)	497,175
1,856	Meredith Corporation	106,349
6,992	New York Times Company (h)	138,162
113,087	News Corporation (h)	2,486,783
16,555	The McGraw-Hill Companies, Inc.	842,815
3,760	Tribune Company (h)	102,723
		4,366,898
Retail (4.6%)
4,234	Abercrombie & Fitch Company (h)	341,684
14,930	Amazon.com, Inc. (b) (h)	1,390,729
7,387	AutoNation, Inc. (b) (h)	130,898
2,235	AutoZone, Inc. (b) (h)	259,573
13,255	Bed Bath & Beyond, Inc. (b)	452,261
19,446	Best Buy Company, Inc.	894,905
4,971	Big Lots, Inc. (b) (h)	148,335
8,232	Circuit City Stores, Inc.	65,115
21,393	Costco Wholesale Corporation	1,312,888
72,342	CVS/ Caremark Corporation	2,866,913
2,877	Dillards, Inc.	62,805
7,111	Family Dollar Stores, Inc. (h)	188,868
82,486	Home Depot, Inc. (h)	2,675,846
10,827	JC Penney Company, Inc.	686,107
15,524	Kohl’s Corporation (b)	889,991
15,574	Limited Brands, Inc. (h)	356,489
72,229	Lowe’s Companies, Inc.	2,023,857
21,177	Macy’s, Inc.	684,441
18,886	Nike, Inc.	1,107,853
9,663	Nordstrom, Inc.	453,098
13,324	Office Depot, Inc. (b)	274,741

See accompanying Notes to Investments in Securities.

		Market
Shares		Value(a)
Consumer Cyclical—continued
3,617	OfficeMax, Inc.	$123,954
2,926	Polo Ralph Lauren Corporation	227,496
6,730	RadioShack Corporation (h)	139,042
3,771	Sears Holding Corporation (b) (h)	479,671
34,875	Staples, Inc.	749,464
41,356	Target Corporation	2,629,001
24,175	The Gap, Inc.	445,787
5,304	The Sherwin-Williams Company (h)	348,526
6,651	Tiffany & Company (h)	348,180
21,719	TJX Companies, Inc.	631,371
48,539	Walgreen Company	2,292,982
117,252	Wal-Mart Stores, Inc.	5,118,050
		30,800,921
Service (.6%)
6,611	Convergys Corporation (b)	114,767
55,732	eBay, Inc. (b)	2,174,663
9,333	IAC Interactive Corporation (b) (h)	276,910
22,974	Interpublic Group of Companies, Inc. (b) (h)	238,470
6,397	Monster Worldwide, Inc. (b)	217,882
16,037	Omnicom Group, Inc.	771,219
8,008	Robert Half International, Inc. (h)	239,119
		4,033,030
Textiles (.3%)
6,587	Cintas Corporation	244,378
18,185	Coach, Inc. (b) (h)	859,605
4,564	Jones Apparel Group, Inc. (h)	96,437
4,947	Liz Claiborne, Inc.	169,831
4,395	VF Corporation	354,896
		1,725,147
Trucks and Parts (.2%)
12,166	Paccar, Inc. (h)	1,037,152
Consumer Staples (9.5%)
Agriculture Products (.5%)
31,439	Archer-Daniels-Midland Company (h)	1,040,002
26,631	Monsanto Company	$2,283,342
		3,323,344
Beverage (2.2%)
36,616	Anheuser-Busch Companies, Inc.	1,830,434
4,224	Brown-Forman Corporation (h)	316,420
13,924	Coca-Cola Enterprises, Inc.	337,239
9,402	Constellation Brands, Inc. (b) (h)	227,622
3,330	Molson Coors Brewing Company	331,901
6,845	Pepsi Bottling Group, Inc.	254,429
78,931	PepsiCo, Inc.	5,782,485
97,195	The Coca-Cola Company	5,585,797
		14,666,327
Entertainment (.7%)
33,541	Viacom, Inc. - Class B (b) (h)	1,307,093
94,813	Walt Disney Company	3,260,619
		4,567,712
Food (1.4%)
10,977	Campbell Soup Company	406,149
23,926	ConAgra Foods, Inc.	625,186
6,291	Dean Foods Company	160,924
16,130	General Mills, Inc.	935,701
8,258	Hershey Company	383,254
15,590	HJ Heinz Company	720,258
12,961	Kellogg Company (h)	725,816
77,022	Kraft Foods, Inc.	2,658,029
6,353	McCormick & Company, Inc.	228,518
35,392	Sara Lee Corporation (h)	590,692
29,797	Sysco Corporation	1,060,475
13,437	Tyson Foods, Inc.	239,851
10,665	Wm. Wrigley Jr Company	685,013
		9,419,866
Household Products (.3%)
5,202	Avery Dennison Corporation	296,618
6,744	Clorox Company	411,317

See accompanying Notes to Investments in Securities.

Shares		Market Value(a)
Consumer Staples—continued
7,463	Fortune Brands, Inc.	$608,160
13,497	Newell Rubbermaid, Inc. (h)	388,983
6,332	Pactiv Corporation (b)	181,475
		1,886,553
Personal Care (2.0%)
21,134	Avon Products, Inc. (h)	793,159
24,911	Colgate-Palmolive Company	1,776,652
152,448	Procter & Gamble Company	10,723,192
5,599	The Estee Lauder Companies, Inc.	237,734
		13,530,737
Restaurants (.8%)
6,894	Darden Restaurants, Inc.	288,583
58,218	McDonald’s Corporation	3,171,135
36,407	Starbucks Corporation (b)	953,863
4,179	Wendy’s International, Inc.	145,889
25,400	Yum! Brands, Inc.	859,282
		5,418,752
Retail (.3%)
34,561	Kroger Company	985,680
21,450	Safeway, Inc.	710,209
10,263	Supervalu, Inc.	400,360
6,776	Whole Foods Market, Inc.	331,753
		2,428,002
Service (.1%)
6,970	Apollo Group, Inc. (b) (h)	419,246
10,849	RR Donnelley & Sons Company	396,639
		815,885
Tobacco (1.2%)
102,839	Altria Group, Inc.	7,150,396
8,384	Reynolds American, Inc. (h)	533,139
7,769	UST, Inc.	385,342
		8,068,877
Energy (11.6%)
Mining (.2%)
8,863	Consol Energy, Inc.	413,016
12,983	Peabody Energy Corporation	$621,496
		1,034,512
Oil & Gas (9.0%)
22,632	Anadarko Petroleum Corporation (h)	1,216,470
16,227	Apache Corporation	1,461,404
19,963	Chesapeake Energy Corporation	703,895
104,134	ChevronTexaco Corporation	9,744,860
79,488	ConocoPhillips	6,976,662
21,796	Devon Energy Corporation	1,813,427
7,275	ENSCO International, Inc.	408,127
11,985	EOG Resources, Inc. (h)	866,875
270,933	Exxon Mobil Corporation	25,077,555
13,514	Hess Corporation	899,086
33,272	Marathon Oil Corporation (h)	1,897,170
9,212	Murphy Oil Corporation (h)	643,827
13,670	Nabors Industries, Ltd. (c) (h)	420,626
13,134	Noble Corporation (c)	644,223
40,582	Occidental Petroleum Corporation	2,600,494
5,321	Rowan Companies, Inc.	194,642
5,880	Sunoco, Inc.	416,186
14,119	Transocean, Inc. (c) (h)	1,596,153
27,054	Valero Energy Corporation	1,817,488
18,885	XTO Energy, Inc.	1,167,849
		60,567,019
Oil & Gas Services (1.9%)
15,596	Baker Hughes, Inc. (h)	1,409,410
14,245	BJ Services Company (h)	378,205
43,484	Halliburton Company (h)	1,669,786
8,703	National Oilwell Varco, Inc. (b)	1,257,583
58,232	Schlumberger, Ltd.	6,114,360
9,823	Smith International, Inc.	701,362
6,740	Tesoro Corporation	310,175
16,428	Weatherford International, Ltd. (c)	1,103,633
		12,944,514

See accompanying Notes to Investments in Securities.

Shares		Market Value(a)
Energy—continued
Pipelines (.5%)
24,208	Dynegy, Inc. (b)	$223,682
34,211	El Paso Corporation	580,561
8,432	Questar Corporation	442,933
30,858	Spectra Energy Corporation (h)	755,404
29,243	Williams Companies, Inc.	996,016
		2,998,596
Financial (19.8%)
Banks (5.8%)
216,763	Bank of America Corporation	10,896,676
55,584	Bank of New York Mellon Corporation	2,453,478
26,962	BB&T Corporation	1,088,995
7,474	Comerica, Inc.	383,267
9,366	Commerce Bancorp, Inc. New Jersey	363,213
26,168	Fifth Third Bancorp	886,572
6,078	First Horizon National Corporation (h)	162,040
25,979	Hudson City Bancorp, Inc. (h)	399,557
17,800	Huntington Bancshares, Inc.	302,244
19,020	KeyCorp (h)	614,917
3,648	M&T Bank Corporation (h)	377,386
13,020	Marshall & Ilsley Corporation	569,885
30,935	National City Corporation (h)	776,159
9,393	Northern Trust Corporation (h)	622,474
16,707	PNC Financial Services Group, Inc.	1,137,747
34,386	Regions Financial Corporation	1,013,699
19,028	State Street Corporation	1,296,949
17,051	SunTrust Banks, Inc. (h)	1,290,249
15,921	Synovus Financial Corporation	$446,584
84,336	U.S. Bancorp	2,743,450
92,962	Wachovia Corporation	4,662,044
163,278	Wells Fargo & Company	5,815,962
5,255	Zions Bancorporation	360,861
		38,664,408
Commercial Services (.3%)
6,971	Equifax, Inc.	265,735
15,823	H&R Block, Inc. (h)	335,131
10,821	Moody’s Corporation (h)	545,378
16,556	Paychex, Inc.	678,796
		1,825,040
Finance - Diversified (1.7%)
57,784	American Express Company	3,430,636
11,527	Ameriprise Financial, Inc.	727,469
20,404	Capital One Financial Corporation (h)	1,355,438
9,287	CIT Group, Inc.	373,337
2,595	CME Group, Inc.	1,524,173
28,138	Countrywide Financial Corporation (h)	534,903
23,312	Discover Financial Services (b)	484,890
4,283	Federated Investors, Inc.	170,035
3,400	Intercontinentalexchange, Inc. (b)	516,460
7,710	Janus Capital Group, Inc. (h)	218,039
8,000	Leucadia National Corporation	385,760
20,159	SLM Corporation (h)	1,001,297
37,744	Western Union Company	791,492
		11,513,929
Insurance (4.5%)
16,072	ACE, Ltd. (c)	973,481

See accompanying Notes to Investments in Securities.

		Market
Shares		Value(a)
Financial—continued
23,862	Aflac, Inc. (h)	$1,361,088
4,942	AMBAC Financial Group, Inc. (h)	310,901
125,270	American International Group, Inc.	8,474,515
14,286	AON Corporation (h)	640,156
4,714	Assurant, Inc. (h)	252,199
19,213	Chubb Corporation	1,030,585
13,818	Cigna Corporation	736,361
8,392	Cincinnati Financial Corporation	363,458
21,597	Genworth Financial, Inc. Class A	663,676
15,516	Hartford Financial Services Group, Inc.	1,436,006
13,268	Lincoln National Corporation	875,290
21,717	Loews Corporation	1,050,017
26,476	Marsh & McLennan Companies, Inc.	675,138
6,182	MBIA, Inc. (h)	377,411
36,338	MetLife, Inc.	2,533,849
3,959	MGIC Investment Corporation (h)	127,915
12,975	Principal Financial Group, Inc.	818,593
22,422	Prudential Financial, Inc. (h)	2,187,939
5,083	Safeco Corporation	311,181
28,577	The Allstate Corporation	1,634,319
35,372	The Progressive Corporation (h)	686,570
32,071	The Travelers Cos, Inc.	1,614,454
4,724	Torchmark Corporation	294,400
17,624	Unum Group	431,259
8,878	XL Capital, Ltd. (c)	703,138
		30,563,899
Investment Bankers/Brokers (5.3%)
9,180	American Capital Strategies, Ltd. (h)	392,261
243,005	Citigroup, Inc.	11,341,043
20,773	E*Trade Financial Corporation (b) (h)	271,295
7,930	Franklin Resources, Inc.	$1,011,075
19,816	Goldman Sachs Group, Inc.	4,294,920
165,302	JPMorgan Chase & Company	7,574,138
6,544	Legg Mason, Inc.	551,594
25,929	Lehman Brothers Holdings, Inc.	1,600,597
42,104	Merrill Lynch & Company, Inc. (h)	3,001,173
51,417	Morgan Stanley	3,239,271
12,906	T Rowe Price Group, Inc. (h)	718,735
5,673	The Bear Stearns Companies, Inc. (h)	696,701
46,244	The Charles Schwab Corporation	998,871
		35,691,674
Real Estate (—)
9,632	CB Richard Ellis Group, Inc.-Class A (b)	268,155
Real Estate Investment Trust - Apartments (.3%)
4,759	Apartment Investment & Management Company	214,773
10,877	Archstone-Smith Trust	654,143
3,897	AvalonBay Communities, Inc.	460,080
13,538	Equity Residential	573,470
		1,902,466
Real Estate Investment Trust - Diversified (.1%)
6,535	Vornado Realty Trust (h)	714,602
Real Estate Investment Trust - Hotels (.1%)
25,479	Host Hotels & Resorts, Inc.	571,749
Real Estate Investment Trust - Office Property (.1%)
5,804	Boston Properties, Inc.	603,036
Real Estate Investment Trust - Regional Mall (.3%)
12,000	General Growth Properties, Inc. (h)	643,440
10,937	Simon Property Group, Inc.	1,093,700
		1,737,140
Real Estate Investment Trust - Self Storage (.1%)
6,072	Public Storage, Inc.	477,563

See accompanying Notes to Investments in Securities.

		Market
Shares		Value(a)
Financial—continued
Real Estate Investment Trust - Shopping Centers (.1%)
6,081	Developers Diversified Realty Corporation	$339,746
12,321	Kimco Realty Corporation	557,032
		896,778
Real Estate Investment Trust - Warehouse/Industrial (.1%)
12,563	ProLogis (h)	833,555
Savings and Loans (.3%)
17,554	Sovereign Bancorp, Inc. (h)	299,120
42,778	Washington Mutual, Inc. (h)	1,510,491
		1,809,611
U.S. Government Obligations (.7%)
47,553	Fannie Mae	2,891,698
31,759	Freddie Mac	1,874,099
		4,765,797
Health Care (10.9%)
Biotechnology (.9%)
53,087	Amgen, Inc. (b)	3,003,131
14,101	Biogen Idec, Inc. (b)	935,319
18,715	Celgene Corporation (b)	1,334,567
12,880	Genzyme Corporation (b)	798,045
2,625	Millipore Corporation (b) (h)	198,975
		6,270,037
Drugs (5.5%)
75,476	Abbott Laboratories	4,047,023
15,068	Allergan, Inc.	971,434
8,767	AmerisourceBergen Corporation (h)	397,408
5,229	Barr Pharmaceuticals, Inc. (b) (h)	297,582
96,620	Bristol-Myers Squibb Company	2,784,588
17,777	Cardinal Health, Inc.	1,111,596
48,206	Eli Lilly & Company (h)	2,744,368
12,629	Express Scripts, Inc. (b)	704,951
15,444	Forest Laboratories, Inc. (b)	575,907
45,252	Gilead Sciences, Inc. (b)	$1,849,449
7,607	Hospira, Inc. (b)	315,310
11,913	King Pharmaceuticals, Inc. (b) (h)	139,620
13,228	Medco Health Solutions, Inc. (b) (h)	1,195,679
106,315	Merck & Company, Inc.	5,495,422
12,091	Mylan Laboratories, Inc.	192,972
338,387	Pfizer, Inc.	8,266,795
79,107	Schering-Plough Corporation	2,502,155
4,986	Watson Pharmaceuticals, Inc. (b) (h)	161,546
65,685	Wyeth	2,926,267
		36,680,072
Health Care - Diversified (.1%)
5,717	Laboratory Corporation of America Holdings (b) (h)	447,241
Hospital Management (—)
23,077	Tenet Healthcare Corporation (b) (h)	77,539
Managed Care (1.3%)
24,982	Aetna, Inc.	1,355,773
7,633	Coventry Health Care, Inc. (b) (h)	474,849
8,234	Humana, Inc. (b)	575,392
3,553	Manor Care, Inc.	228,813
14,474	McKesson Corporation	850,926
64,720	UnitedHealth Group, Inc.	3,134,390
29,497	Wellpoint, Inc. (b)	2,327,903
		8,948,046
Medical Products/Supplies (3.0%)
2,727	Bausch & Lomb, Inc.	174,528
31,495	Baxter International, Inc.	1,772,539
11,883	Becton Dickinson & Company	975,000
65,170	Boston Scientific Corporation (b)	909,122
24,284	Covidien, Ltd. (c)	1,007,786
5,077	CR Bard, Inc.	447,741
141,396	Johnson & Johnson	9,289,717
55,402	Medtronic, Inc.	3,125,227

See accompanying Notes to Investments in Securities.

		Market
Shares		Value(a)
Health Care—continued
6,817	Patterson Companies, Inc. (b)	$263,204
16,677	St. Jude Medical, Inc. (b)	734,955
11,590	Stryker Corporation (h)	796,928
6,160	Varian Medical Systems, Inc. (b)	258,042
11,602	Zimmer Holdings, Inc. (b)	939,646
		20,694,435
Special Services (.1%)
7,636	Quest Diagnostics, Inc.	441,132
Technology (14.7%)
Computer Hardware (4.1%)
4,891	Affiliated Computer Services, Inc. (b)	245,724
42,482	Apple Computer, Inc. (b) (g)	6,522,686
110,967	Dell, Inc. (b)	3,062,689
125,938	Hewlett-Packard Company	6,270,453
66,456	International Business Machines Corporation (h)	7,828,517
4,633	Lexmark International, Inc. (b)	192,409
8,758	NCR Corporation (b)	436,148
10,762	Pitney Bowes, Inc. (h)	488,810
11,124	Sandisk Corporation (b) (h)	612,932
172,806	Sun Microsystems, Inc. (b)	969,442
45,716	Xerox Corporation (b)	792,716
		27,422,526
Computer Networking (2.8%)
8,050	Akamai Technologies, Inc. (b) (h)	231,276
297,484	Cisco Systems, Inc. (b)	9,849,695
11,284	Google, Inc.-Class A (b)	6,401,075
25,113	Juniper Networks, Inc. (b) (h)	919,387
65,809	Yahoo!, Inc. (b) (h)	1,766,314
		19,167,747
Computer Peripherals (.3%)
102,452	EMC Corporation Massachusetts (b)	2,131,002
Computer Services & Software (4.1%)
28,711	Adobe Systems, Inc. (b)	$1,253,522
11,228	Autodesk, Inc. (b)	561,063
25,942	Automatic Data Processing, Inc.	1,191,516
9,828	BMC Software, Inc. (b) (h)	306,928
18,985	CA, Inc. (h)	488,294
8,780	Citrix Systems, Inc. (b)	354,010
7,087	Cognizant Technology Solutions Corporation (b)	565,330
8,525	Computer Sciences Corporation (b) (h)	476,547
14,756	Compuware Corporation (b) (h)	118,343
15,192	Electronic Arts, Inc. (b)	850,600
8,299	Fidelity National Information Services, Inc.	368,227
9,519	IMS Health, Inc.	291,662
393,871	Microsoft Corporation	11,603,440
17,381	Network Appliance, Inc. (b)	467,723
17,065	Novell, Inc. (b)	130,377
192,323	Oracle Corporation (b)	4,163,793
43,936	Symantec Corporation (b)	851,480
182,175	Time Warner, Inc.	3,344,733
17,039	Unisys Corporation (b)	112,798
		27,500,386
Electrical Equipment (.1%)
10,139	Jabil Circuit, Inc. (h)	231,575
7,453	Rockwell Automation, Inc. (h)	518,058
44,644	Solectron Corporation (b)	174,111
		923,744
Electrical Instruments (.4%)
18,882	Agilent Technologies, Inc. (b) (h)	696,368
8,906	Applera Corporation Applied Biosystems Group	308,504
3,241	Harman International Industries, Inc.	280,411
5,925	PerkinElmer, Inc.	173,069
3,677	Tektronix, Inc.	102,000

See accompanying Notes to Investments in Securities.

		Market
Shares		Value(a)
Technology—continued
24,284	Tyco Electronics, Ltd (c)	$860,382
4,915	Waters Corporation (b)	328,912
		2,749,646
Electronic Components - Semiconductor (2.7%)
26,867	Advanced Micro Devices, Inc. (b) (h)	354,644
17,297	Altera Corporation (h)	416,512
15,201	Analog Devices, Inc. (h)	549,668
67,320	Applied Materials, Inc.	1,393,524
22,915	Broadcom Corporation (b)	835,023
285,282	Intel Corporation	7,377,392
9,479	KLA-Tencor Corporation	528,739
10,837	Linear Technology Corporation (h)	379,187
34,979	LSI Corporation (b) (h)	259,544
10,995	MEMC Electronic Materials, Inc. (b)	647,166
10,622	Microchip Technology, Inc.	385,791
36,960	Micron Technology, Inc. (b) (h)	410,256
11,701	National Semiconductor Corporation	317,331
6,030	Novellus Systems, Inc. (b)	164,378
26,809	NVIDIA Corporation (b)	971,558
7,177	QLogic Corporation (b) (h)	96,531
9,250	Teradyne, Inc. (b)	127,650
69,810	Texas Instruments, Inc.	2,554,348
14,454	Xilinx, Inc.	377,827
		18,147,069
Service - Data Processing (.2%)
24,833	Electronic Data Systems Corporation	542,353
8,120	Fiserv, Inc. (b)	412,983
16,555	Intuit, Inc. (b)	501,616
		1,456,952
Transportation (1.7%)
Air Freight (.9%)
8,467	CH Robinson Worldwide, Inc.	459,673
15,082	FedEx Corporation	1,579,840
51,282	United Parcel Service, Inc. (h)	3,851,278
		5,890,791
Airlines (.1%)
36,506	Southwest Airlines Company	$540,289
Railroads (.7%)
14,675	Burlington Northern Santa Fe Corporation	1,191,170
21,420	CSX Corporation	915,276
19,267	Norfolk Southern Corporation	1,000,150
13,014	Union Pacific Corporation	1,471,363
		4,577,959
Trucking (—)
2,922	Ryder System, Inc.	143,178
Utilities (3.3%)
Electric Companies (3.2%)
8,071	Allegheny Energy, Inc. (b)	421,791
10,088	Ameren Corporation	529,620
19,439	American Electric Power Company, Inc.	895,749
15,618	Centerpoint Energy, Inc. (h)	250,357
10,910	CMS Energy Corporation	183,506
13,255	Consolidated Edison, Inc. (h)	613,707
8,853	Constellation Energy Group, Inc.	759,499
14,217	Dominion Resources, Inc. (h)	1,198,493
8,336	DTE Energy Company	403,796
61,561	Duke Energy Corporation (h)	1,150,575
15,864	Edison International	879,659
9,558	Entergy Corporation	1,035,036
32,959	Exelon Corporation (h)	2,483,790
14,937	FirstEnergy Corporation	946,110
19,914	FPL Group, Inc.	1,212,364
3,706	Integrys Energy Group, Inc.	189,858
13,328	NiSource, Inc.	255,098
17,223	PG&E Corporation	823,260
4,853	Pinnacle West Capital Corporation	191,742

See accompanying Notes to Investments in Securities.

		Market
Shares		Value(a)
Utilities—continued
18,714	PPL Corporation	$866,458
12,647	Progress Energy, Inc.	592,512
12,486	Public Service Enterprise Group, Inc.	1,098,643
10,237	TECO Energy, Inc.	168,194
32,610	The AES Corporation (b)	653,504
36,951	The Southern Company (h)	1,340,582
22,498	TXU Corporation	1,540,438
20,510	Xcel Energy, Inc.	441,785
		21,126,126
Natural Gas (.1%)
2,143	Nicor, Inc.	91,935
12,926	Sempra Energy	751,259
		843,194
Total common stocks (Cost: $283,217,392)		657,995,505

See accompanying Notes to Investments in Securities.

				Market
Principal		Rate	Maturity	Value(a)
Short-Term Securities (16.1%)
Securities Lending Collateral (14.4%)
Certificate of Deposit (.5%)
$3,598,939	Bank of Montreal	5.080%	10/22/07	$3,598,435
Commercial Paper (6.3%)
1,799,470	Alpine Securitization (e)	5.309%	10/03/07	1,798,948
2,709,641	Atlantic Asset Securities (e)	5.303%	10/02/07	2,709,235
1,799,470	Canast & Can, Ltd. (e)	5.200%	10/17/07	1,795,277
1,053,050	Chariot Funding, LLC (e)	5.188%	10/18/07	1,050,438
1,079,682	Chariot Funding, LLC (e)	5.377%	10/04/07	1,079,207
1,079,682	Clipper Receivables Company, LLC (e)	5.228%	10/01/07	1,079,682
2,879,151	Erasmus Capital Corporation (e)	5.653%	10/01/07	2,879,151
2,699,204	Galleon Cap, LLC (e)	5.288%	10/01/07	2,699,204
2,879,151	K2, LLC (e)	6.147%	10/05/07	2,877,481
2,879,151	Liberty Funding, LLC (e)	5.288%	10/01/07	2,879,151
2,879,151	Liquid Funding, Ltd.	5.335%	11/13/07	2,879,151
2,699,204	North Sea Funding, LLC	5.367%	10/15/07	2,693,698
2,948,251	Regency Markets (e)	5.261%	10/04/07	2,946,954
3,059,098	Scaldis & Scaldis (e)	5.271%	10/04/07	3,057,752
1,831,140	Thames Asset Global Securitization No. 1, Inc. (e)	5.258%	10/01/07	1,831,140
864,105	Thames Asset Global Securitization No. 1, Inc. (e)	5.276%	10/15/07	862,343
2,879,151	Thunder Bay Funding, LLC (e)	5.309%	10/09/07	2,875,783
1,788,313	Tulip Funding Corporation	5.272%	10/26/07	1,781,786
1,079,682	Versailles Companies, LLC (e)	5.403%	10/23/07	1,076,216
1,799,470	Zela Finance, Inc.	5.370%	10/26/07	1,792,902
				42,645,499
Corporate Notes (3.8%)
2,069,390	Bear Stearns Company, Inc.	5.374%	10/03/07	2,069,390
2,339,311	Cheyne Finance LLC	4.981%	02/25/08	2,241,036
1,799,470	Dorada Finance, Inc. - 144A Issue (f)	5.321%	08/26/08	1,799,308
3,239,045	Genworth Financial Company	5.833%	06/16/08	3,239,045
2,339,311	Kestrel Funding U.S., LLC	5.102%	02/25/08	2,337,158
359,894	Liquid Funding, Ltd.	5.696%	06/11/08	360,189
1,799,470	Metropolitan Life Global Funding I - 144A Issue (f)	5.828%	03/06/12	1,797,976
1,799,470	Morgan Stanley (d)	5.833%	08/13/10	1,797,580
2,159,364	Pyxis Master Trust - 144A Issue (d) (f)	5.515%	11/27/07	2,159,364
2,159,364	Shiprock Finance - 144A Issue (f)	5.822%	04/11/08	2,159,364
1,439,576	SLM Corporation - 144A Issue (f)	5.806%	05/12/08	1,426,951
1,439,576	Stanfield Victoria Funding, LLC	5.359%	04/03/08	1,439,072
2,519,257	Victoria Finance, LLC	5.320%	07/28/08	2,514,143
				25,340,576

See accompanying Notes to Investments in Securities.

		Market
Principal		Value(a)
Securities Lending Collateral—continued
Repurchase Agreement (3.8%)
$25,208,825	Morgan Stanley, Wells Fargo and Bank of New York Repurchase Agreement account; dated 09/28/07, rate 5.330%, due 10/1/07; proceeds $25,220,022 (Collateralized by Corporate Obligations due 10/01/07 - 12/20/49)	$25,208,825
	Total securities lending collateral (cost: $96,793,335)	96,793,335

Shares
Investment Companies (1.7%)
8,500,000	American Beacon Funds, current rate 5.250%	8,500,000
2,577,659	Federated Money Market Obligation Trust-Prime Obligation Fund, current rate 5.180%	2,577,659
	Total investment companies (cost: $11,077,660)	11,077,659
	Total short-term securities (cost: $107,870,995)	107,870,994
	Total investments in securities (cost: $391,088,387) (i)	$765,866,499
	Payable upon return of securities loaned (14.4%)	(96,793,335)
	Cash and other assets in excess of liabilities (.2%)	1,673,026
	Total net assets (100%)	$670,746,190

See accompanying Notes to Investments in Securities.

Investments in Securities Legend

(a)          Securities are valued by procedures described in note 2 of the Notes to Investments in Securities.

(b)         Non-income producing.

(c)          The Portfolio held 1.4% of net assets in foreign securities at September 30, 2007.

(d)         Variable rate security.

(e)          Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors”. This security has been determined to be liquid under guidelines established by the Board of Directors. In the aggregate such securities represent 5.0% of the Portfolio’s net assets at September 30, 2007.

(f)            Security sold within terms of a private placement memorandum exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors”. These securities have been determined to be liquid under guidelines established by the Board of Directors.

(g)         Partially pledged as initial margin deposits on open futures contracts.

Holdings of Open Futures Contracts

On September 30, 2007, securities with an aggregate market value of $1,060,290 have been segregated to cover margin requirements for the following open futures contracts:

Type	Expiration	Number of Contracts	Position Type	Unrealized Appreciation
S&P 500® EMINI	December 2007	151	Long	$182,460

(h)   Securities (or a portion of securities) on loan as of September 30, 2007.

(i)    At September 30, 2007 the cost of securities for federal income tax purposes was $391,088,387. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

Gross unrealized appreciation	$388,351,336
Gross unrealized depreciation	(13,573,224)
Net unrealized appreciation	$374,778,112

See accompanying Notes to Investments in Securities.

Maturing Government Bond 2010 Portfolio

Investments in Securities

September 30, 2007

(Unaudited)

(Percentages of each investment category relate to total net assets.)

				Market
Principal		Rate	Maturity	Value(a)
Long-Term Debt Securities (100.4%)
U.S. Government and Agency Obligations (100.4%)
$719,000	Federal National Mortgage Association Strip (b)	6.084%	11/29/09	$656,536
412,000	Financing Corporation Strip (b)	5.563%	11/02/10	361,010
1,000,000	Financing Corporation Strip (b)	5.821%	04/05/11	862,372
700,000	Freddie Mac (b)	5.018%	01/18/11	607,520
350,000	Government Trust Certificate (b)	9.420%	05/15/10	313,697
132,000	Government Trust Certificate (b)	9.520%	05/15/10	118,308
524,000	Government Trust Certificate (b)	9.560%	11/15/10	459,485
475,000	Tennessee Valley Authority (b)	8.700%	04/15/10	426,969
120,000	U.S. Treasury Strip (b)	4.902%	02/15/11	104,824
	Total U.S. government and agency obligations (cost: $3,730,105)			3,910,721
	Total long-term debt securities (cost: $3,730,105)			3,910,721

Shares
Short-Term Security (.1%)
Investment Company (.1%)
3,862	BlackRock Provident Institutional TempFund, current rate 5.341%	3,862
	Total investment company (cost: $3,862)	3,862
	Total investments in securities (cost: $3,733,967)(c)	$3,914,583
	Liabilities in excess of cash and other assets (-.5%)	(18,985)
	Total net assets (100%)	$3,895,598

See accompanying Notes to Investments in Securities.

Investments in Securities Legend

(a)          Securities are valued by procedures described in note 2 of the Notes to Investments in Securities.

(b)         For zero coupon issues (strips) the interest rate represents yield to maturity at September 30, 2007.

(c)          Also represents the cost of securities for federal income tax purposes at September 30, 2007.

See accompanying Notes to Investments in Securities.

International Bond Portfolio

Investments in Securities

September 30, 2007

(Unaudited)

(Percentages of each investment category relate to total net assets.)

				Market
Principal(b)		Coupon	Maturity	Value(a)
Long-Term Debt Securities (94.7%)
Austria (4.0%)
Government (4.0%)
1,500,000	Republic of Austria (EUR)	3.500%	07/15/15	$2,014,254
700,000	Republic of Austria (EUR)	4.000%	07/15/09	993,583
				3,007,837
Belgium (4.3%)
Government (4.3%)
2,401,000	Kingdom of Belgium (EUR)	3.750%	09/28/15	3,268,232
France (15.4%)
Bank (4.6%)
400,000,000	Compagnie de Financement Foncier (JPY)	0.600%	03/23/10	3,435,771
Government (10.8%)
350,000	France Government Bond (EUR)	3.750%	04/25/17	472,262
524,000	France Government Bond (EUR)	4.250%	04/25/19	730,310
820,000	France Government Bond (EUR)	4.750%	04/25/35	1,182,559
1,830,000	French Treasury Note BTAN (EUR)	3.000%	01/12/10	2,541,348
2,300,000	French Treasury Note BTAN (EUR)	3.500%	09/12/08	3,253,182
				11,615,432
Germany (4.3%)
Bank (4.3%)
1,660,000	Kreditanstalt Fuer Wiederaufbau (GBP)	4.375%	03/07/11	3,268,556
Greece (4.3%)
Electric Company (.2%)
80,000	Public Power Corporation, SA (EUR)	4.500%	03/12/09	113,614
Government (4.1%)
2,350,000	Hellenic Republic Government Bond (EUR)	3.600%	07/20/16	3,112,118
				3,225,732
Ireland (4.0%)
Government (4.0%)
2,130,000	Ireland Government Bond (EUR)	3.250%	04/18/09	2,988,799
Italy (4.1%)
Government (4.1%)
350,000,000	Italy Government International Bond (JPY)	1.800%	02/23/10	3,093,073
Japan (20.3%)
Government (20.3%)
303,000,000	Japan Government Bond (JPY)	0.800%	01/15/09	2,636,338
451,000,000	Japan Government Bond (JPY)	0.800%	12/20/10	3,889,282
254,000,000	Japan Government Bond (JPY)	1.000%	09/20/10	2,205,685

See accompanying Notes to Investments in Securities.

				Market
Principal(b)		Coupon	Maturity	Value(a)
Japan—continued
170,000,000	Japan Government Bond (JPY)	1.200%	09/20/11	$1,483,797
101,000,000	Japan Government Bond (JPY)	1.900%	06/20/17	897,776
47,000,000	Japan Government Bond (JPY)	2.100%	12/20/26	404,268
303,000,000	Japan Government Bond (JPY)	2.400%	03/20/37	2,623,640
130,000,000	Japan Government Bond (JPY)	2.500%	06/20/36	1,149,543
				15,290,329
Netherlands (3.3%)
Government (3.3%)
1,948,000	Netherlands Government Bond (EUR)	4.000%	01/15/37	2,488,603
Norway (4.7%)
Finance - Diversified (4.7%)
400,000,000	Eksportfinans AS (JPY)	1.800%	06/21/10	3,538,645
Poland (.9%)
Government (.9%)
1,870,000	Poland Government Bond (PLN)	5.750%	03/24/10	711,964
Portugal (4.3%)
Government (4.3%)
2,300,000	Portugal Obrigacoes do Tesouro OT (EUR)	3.250%	07/15/08	3,247,785
Spain (4.5%)
Bank (.9%)
360,000	Instituto de Credito Oficial (GBP)	4.500%	03/07/13	695,414
Government (3.6%)
2,050,000	Spain Government Bond (EUR)	4.200%	01/31/37	2,679,871
				3,375,285
Supranational (2.0%)
Supra National Bank (2.0%)
1,130,000	European Investment Bank (EUR)	3.125%	10/15/15	1,465,448
Sweden (4.3%)
Government (4.3%)
2,270,000	Kingdom of Sweden (EUR)	5.000%	01/28/09	3,256,091
United Kingdom (10.0%)
Government (10.0%)
1,320,000	United Kingdom Gilt (GBP)	4.000%	09/07/16	2,495,913
559,000	United Kingdom Gilt (GBP)	4.250%	03/07/11	1,110,292
1,140,000	United Kingdom Gilt (GBP)	4.750%	09/07/15	2,280,957
825,000	United Kingdom Gilt (GBP)	4.750%	03/07/20	1,649,953
				7,537,115
	Total long-term debt securities (cost: $67,773,956)			71,378,926

See accompanying Notes to Investments in Securities.

		Market
Shares		Value(a)
Short-Term Security (3.2%)
Investment Company (3.2%)
2,411,294	Dreyfus Cash Management, current rate 5.180%	$2,411,294
	Total investment company (cost: $2,411,294)	2,411,294
	Total investments in securities (cost: $70,185,250) (c)	$73,790,220
	Cash and other assets in excess of liabilities (2.1%)	1,554,659
	Total net assets (100%)	$75,344,879

See accompanying Notes to Investments in Securities.

Forward Foreign Currency Contracts

On September 30, 2007, International Bond Portfolio had entered into forward foreign currency contracts that obligate the portfolio to deliver currencies at specified future dates. Unrealized appreciation and depreciation on these contracts is included in the accompanying financial statements. The terms of the open contracts were as follows:

Exchange Date	Currency to be delivered - SELL		Currency to be received - BUY		Unrealized Appreciation	Unrealized Depreciation
10/02/07	1,820,000	CAD	1,281,690	EUR	$—	$7,874
10/02/07	1,256,385	EUR	1,820,000	CAD	43,878	—
10/02/07	5,110,934	EUR	41,050,000	NOK	303,431	—
10/02/07	20,525,000	NOK	2,567,149	EUR	—	135,094
10/02/07	20,525,000	NOK	2,577,417	EUR	—	120,485
10/10/07	2,660,473	EUR	1,850,000	GBP	—	14,421
10/10/07	1,850,000	GBP	2,634,896	EUR	—	22,007
10/10/07	3,112,000	GBP	4,560,937	EUR	146,156	—
10/17/07	469,897	EUR	4,305,897	SEK	—	1,655
10/17/07	334,240	EUR	454,750	USD	—	21,686
10/17/07	290,000	USD	209,952	EUR	9,272	—
10/17/07	1,696,398	USD	1,256,000	EUR	93,943	—
11/09/07	2,658,460	EUR	20,690,000	NOK	35,113	—
11/09/07	2,687,971	EUR	21,230,000	NOK	92,953	—
11/20/07	336,484	EUR	53,337,825	JPY	—	12,844
11/30/07	1,280,878	EUR	1,820,000	CAD	2,801	—
					$727,547	$336,066

Forward Foreign Currency Contracts – Currency Legend

CAD	Canadian Dollar
EUR	Euro Dollar
GBP	British Sterling Pound
JPY	Japanese Yen
NOK	Norwegian Krone
SEK	Swedish Krona
USD	United States Dollar

See accompanying Notes to Investments in Securities.

Investments in Securities Legend

(a)          Securities are valued by procedures described in note 2 of the Notes to Investments in Securities.

(b)         Principal amounts for foreign debt securities are denominated in the currencies indicated. United States debt securities are denominated in U.S. Dollars.

(c)          At September 30, 2007 the cost of securities for federal income tax purposes was $70,185,250. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

Gross unrealized appreciation	$3,645,625
Gross unrealized depreciation	(40,655)
Net unrealized appreciation	$3,604,970

See accompanying Notes to Investments in Securities.

Index 400 Mid-Cap Portfolio

Investments in Securities

September 30, 2007

(Unaudited)

(Percentages of each investment category relate to total net assets.)

		Market
Shares		Value(a)
Common Stocks (97.3%)
Basic Materials (7.4%)
Chemicals (3.9%)
10,831	Airgas, Inc.	$559,204
10,839	Albemarle Corporation (h)	479,084
9,255	Cabot Corporation	328,830
33,028	Chemtura Corporation	293,621
5,740	Cytec Industries, Inc.	392,559
5,938	Ferro Corporation	118,641
10,402	FMC Corporation	541,112
9,442	Lubrizol Corporation	614,296
34,649	Lyondell Chemical Company	1,605,981
2,650	Minerals Technologies, Inc.	177,550
10,102	Olin Corporation	226,083
16,566	RPM International, Inc.	396,756
6,441	Sensient Technologies Corporation	185,952
5,999	The Scotts Miracle-Gro Company (h)	256,457
13,747	Valspar Corporation	374,056
		6,550,182
Construction (.7%)
6,762	Florida Rock Industries, Inc. (h)	422,557
5,794	Martin Marietta Materials, Inc. (h)	773,789
		1,196,346
Iron and Steel (.9%)
3,531	Carpenter Technology Corporation	459,065
5,609	Cleveland-Cliffs, Inc.	493,424
12,921	Steel Dynamics, Inc.	603,411
		1,555,900
Manufacturing (.1%)
3,983	Mine Safety Appliances Company	187,639

Metal Fabrication (.6%)
16,363	Commercial Metals Company	517,889
9,073	Reliance Steel & Aluminum Company	512,987
		1,030,876
Paper and Forest (1.2%)
7,690	Bowater, Inc. (h)	$114,735
14,272	Louisiana-Pacific Corporation	242,196
12,673	Packaging Corporation of America (h)	368,404
5,336	Potlatch Corporation	240,280
10,642	Rayonier, Inc. (h)	511,242
13,781	Sonoco Products Company	415,910
		1,892,767
Capital Goods (10.2%)
Aerospace/Defense (.3%)
5,621	DRS Technologies, Inc.	309,830
1,001	Sequa Corporation (b)	165,946
		475,776
Electrical Equipment (.8%)
7,787	Energizer Holdings, Inc. (b)	863,189
8,107	Hubbell, Inc.	463,072
		1,326,261
Engineering/Construction (1.8%)
5,606	Dycom Industries, Inc. (b)	171,712
4,817	Granite Construction, Inc.	255,397
16,393	Jacobs Engineering Group, Inc. (b) (h)	1,238,983
14,771	Joy Global, Inc.	751,253
23,209	Quanta Services, Inc. (b) (h)	613,878
		3,031,223
Hardware and Tools (.3%)
5,327	Kennametal, Inc.	447,361
Machinery (1.7%)
12,504	AGCO Corporation (b) (h)	634,828
8,987	Graco, Inc.	351,482
7,796	Flowserve Corporation	593,899
11,126	IDEX Corporation	404,875
5,862	Lincoln Electric
	Holdings, Inc.	454,950
9,440	Zebra Technologies Corporation (b)	344,466
		2,784,500
Manufacturing (3.7%)
14,634	Ametek, Inc.	632,482
8,527	Carlisle Companies, Inc.	414,412

See accompanying Notes to Investments in Securities.

		Market
Shares		Value(a)
Capital Goods—continued
6,929	Crane Company	$332,384
9,758	Donaldson Company, Inc.	407,494
6,555	Federal Signal Corporation	100,685
11,509	Harsco Corporation	682,139
2,988	Lancaster Colony Corporation	114,052
4,310	Matthews International Corporation - Class A (h)	188,778
4,615	Nordson Corporation	231,719
13,641	Pentair, Inc.	452,608
12,109	Roper Industries, Inc.	793,140
7,447	SPX Corporation	689,294
5,384	Teleflex, Inc.	419,521
6,630	The Brink’s Company	370,484
11,087	Trinity Industries, Inc. (h)	416,206
		6,245,398
Metal Fabrication (.4%)
12,973	Timken Company (h)	481,947
9,428	Worthington Industries, Inc. (h)	222,124
		704,071
Trucks and Parts (.4%)
10,124	Oshkosh Truck Corporation	627,384
Waste Management (.8%)
22,400	Republic Services, Inc.	732,704
11,979	Stericycle, Inc. (b)	684,720
		1,417,424
Communication Services (2.6%)
Communications Equipment (.2%)
10,447	Neustar, Inc. - Class A (b)	358,228

Telecommunication (1.7%)
16,063	ADC Telecommunications, Inc. (b)	314,996
8,332	Adtran, Inc.	191,886
21,327	Andrew Corporation (b)	295,379
8,430	CommScope, Inc. (b) (h)	423,523
18,786	Harris Corporation	$1,085,643
6,571	Plantronics, Inc. (h)	187,602
17,873	Powerwave Technologies, Inc. (b) (h)	110,098
26,551	RF Micro Devices, Inc. (b) (h)	178,688
14,537	UTStarcom, Inc. (b) (h)	53,205
		2,841,020
Telephone (.7%)
33,918	Cincinnati Bell, Inc. (b) (h)	167,555
14,565	Telephone & Data Systems, Inc.	972,214
		1,139,769
Consumer Cyclical (13.1%)
Auto (.9%)
9,880	ArvinMeritor, Inc.	166,181
7,920	BorgWarner, Inc.	724,918
10,538	Lear Corporation (b) (h)	338,270
4,497	Modine Manufacturing Company	119,710
4,689	Thor Industries, Inc.	210,958
		1,560,037
Distribution Durables (1.3%)
8,290	CDW Corporation (b)	722,888
17,291	Fastenal Company	785,184
6,496	MSC Industrial Direct Company (h)	328,633
7,550	Tech Data Corporation (b)	302,906
		2,139,611
Entertainment (.3%)
4,269	International Speedway Corporation	195,776
7,503	Macrovision Corporation (b) (h)	184,799
6,750	NetFlix.com, Inc. (b) (h)	139,860
		520,435
Food & Health (.2%)
7,736	NBTY, Inc. (b)	314,082

See accompanying Notes to Investments in Securities.

		Market
Shares		Value(a)
Consumer Cyclical—continued
Home Builders (.6%)
5,017	Hovnanian Enterprises, Inc. (b) (h)	$55,638
4,703	MDC Holdings, Inc. (h)	192,541
744	NVR, Inc. (b)	349,866
5,720	Ryland Group, Inc.	122,580
17,357	Toll Brothers, Inc. (b) (h)	346,966
		1,067,591
Houseware (.1%)
6,608	Furniture Brands
	International, Inc. (h)	67,005
Leisure (.1%)
9,684	Callaway Golf Company (h)	155,041
Lodging - Hotel (.2%)
7,674	Boyd Gaming Corporation	328,831
Office Furnishings (.3%)
8,383	Herman Miller, Inc.	227,515
6,552	HNI Corporation	235,872
		463,387
Publishing (.8%)
12,015	Belo Corporation	208,580
6,108	John Wiley & Sons, Inc. - Class A	274,432
5,430	Lee Enterprises, Inc.	84,545
3,023	Media General, Inc.	83,163
3,555	Scholastic Corporation (b)	123,927
797	The Washington Post Company	639,832
		1,414,479
Retail (5.9%)
6,416	99 Cents Only Stores (b) (h)	65,892
14,499	Advance Auto Parts, Inc.	486,586
10,538	Aeropostale, Inc. (b)	200,854
29,380	American Eagle Outfitters, Inc.	772,988
7,594	American Greetings Corporation	200,482
8,506	AnnTaylor Stores Corporation (b)	269,385
6,870	Barnes & Noble, Inc.	$242,236
8,898	BJ’s Wholesale Club, Inc. (b) (h)	295,058
8,043	Borders Group, Inc.	107,213
29,754	CarMax, Inc. (b) (h)	604,899
16,754	Charming Shoppes, Inc. (b) (h)	140,734
24,063	Chico’s FAS, Inc. (b)	338,085
8,448	Coldwater Creek, Inc. (b) (h)	91,745
8,958	Collective Brands, Inc. (b) (h)	197,614
9,859	Copart, Inc. (b)	339,051
5,668	Dick’s Sporting Goods, Inc. (b) (h)	380,606
13,012	Dollar Tree Stores, Inc. (b)	527,507
21,101	Foot Locker, Inc.	323,478
21,743	GameStop Corporation (b)	1,225,218
15,699	O’Reilly Automotive, Inc. (b)	524,504
9,570	Pacific Sunwear of California, Inc. (b) (h)	141,636
18,397	PetSmart, Inc. (h)	586,864
6,036	Regis Corporation	192,609
18,671	Ross Stores, Inc.	478,724
19,606	Saks, Inc. (h)	336,243
6,870	Timberland Company (b)	130,255
15,414	Urban Outfitters, Inc. (b)	336,025
12,316	Williams-Sonoma, Inc.	401,748
		9,938,239
Service (1.2%)
14,186	Avis Budget Group, Inc. (b)	324,718
5,021	Catalina Marketing Corporation (b)	162,630
8,130	Getty Images, Inc. (b)	226,339
6,765	Harte-Hanks, Inc.	133,135

See accompanying Notes to Investments in Securities.

		Market
Shares		Value(a)
Consumer Cyclical—continued
3,861	Rollins, Inc.	$103,050
8,872	Scientific Games Corporation (b) (h)	333,587
9,051	Sotheby’s (h)	432,547
13,716	ValueClick, Inc. (b) (h)	308,062
		2,024,068
Special Services (.2%)
4,945	Corporate Executive Board Company	367,117
Textiles (1.0%)
13,108	Hanesbrands, Inc. (b)	367,810
7,536	Mohawk Industries, Inc. (b) (h)	612,677
7,720	Phillips-Van Heusen	405,146
6,180	The Warnaco Group, Inc. (b)	241,453
		1,627,086
Consumer Staples (4.7%)
Beverage (.4%)
8,061	Hansen Natural Corporation (b) (h)	456,897
8,052	PepsiAmericas, Inc.	261,207
		718,104
Broadcasting (—)
3,614	Entercom Communications Corporation	69,859

Food (.8%)
9,892	Hormel Foods Corporation	353,936
15,909	Smithfield Foods, Inc. (b)	501,133
7,863	The JM Smucker Company	420,041
3,624	Tootsie Roll Industries, Inc.	96,145
		1,371,255
Household Products (.4%)
3,508	Blyth, Inc.	71,739
9,010	Church & Dwight Company, Inc.	423,830
8,444	Tupperware Brands Corporation	265,902
		761,471
Personal Care (.1%)
11,511	Alberto-Culver Company	285,358
Restaurants (.8%)
10,239	Applebees International, Inc. (h)	$254,746
4,780	Bob Evans Farms, Inc.	144,260
14,375	Brinker International, Inc.	394,450
3,368	CBRL Group, Inc. (h)	137,414
7,064	Ruby Tuesday, Inc.	129,554
9,863	The Cheesecake Factory (b) (h)	231,485
		1,291,909
Retail (.1%)
5,052	Ruddick Corporation	169,444
Service (2.0%)
12,468	Career Education Corporation (b) (h)	348,979
11,476	Corinthian Colleges, Inc. (b)	182,583
8,164	DeVry, Inc.	302,150
4,084	ITT Educational Services, Inc. (b)	496,982
3,213	Kelly Services, Inc.	63,650
6,612	Korn/Ferry International (b) (h)	109,164
11,571	Manpower, Inc.	744,594
13,912	MPS Group, Inc. (b) (h)	155,119
9,394	Rent-A-Center, Inc. (b) (h)	170,313
2,009	Strayer Education, Inc.	338,778
9,984	United Rentals, Inc. (b)	321,185
6,545	Valassis Communications, Inc. (b) (h)	58,381
		3,291,878
Tobacco (.1%)
3,749	Universal Corporation	183,514
Energy (10.6%)
Mining (.4%)
19,563	Arch Coal, Inc. (h)	660,056
Oil & Gas (5.9%)
4,578	Bill Barrett Corporation (b) (h)	180,419

See accompanying Notes to Investments in Securities.

		Market
Shares		Value(a)
Energy—continued
11,363	Cimarex Energy Company (h)	$423,272
16,684	Denbury Resources, Inc. (b) (h)	745,608
7,271	Encore Acquisition Company (b)	230,127
12,027	Forest Oil Corporation (b) (h)	517,642
14,622	Frontier Oil Corporation	608,860
14,117	Helmerich & Payne, Inc.	463,461
17,765	Newfield Exploration Company (b) (g) (h)	855,562
23,469	Noble Energy, Inc. (h)	1,643,769
21,411	Patterson-UTI Energy, Inc.	483,246
16,592	Pioneer Natural Resources Company	746,308
9,952	Plains Exploration & Production Company (b)	440,078
8,019	Pogo Producing Company	425,889
22,800	Pride International, Inc. (b)	833,340
6,969	Quicksilver Resources, Inc. (b) (h)	327,892
23,272	Southwestern Energy Company (b)	973,933
		9,899,406
Oil & Gas Services (3.0%)
14,859	Cameron International Corporation (b) (g)	1,371,337
8,994	Exterran Holdings, Inc. (b)	722,578
17,714	FMC Technologies, Inc. (b)	1,021,389
17,536	Grant Prideco, Inc. (b) (h)	956,063
11,136	Superior Energy Services (b) (h)	394,660
7,679	Tidewater, Inc. (h)	482,548
		4,948,575
Pipelines (.8%)
16,631	Equitable Resources, Inc.	862,650
11,422	National Fuel Gas Company	534,664
		1,397,314
Service (.5%)
23,102	KBR, Inc. (b)	$895,665
Financial (14.2%)
Auto Finance (.2%)
15,653	AmeriCredit Corporation (b) (h)	275,180
Banks (2.9%)
17,376	Associated Banc-Corp	514,851
6,759	Bank of Hawaii Corporation (h)	357,213
6,837	Cathay General Bancorp (h)	220,220
5,596	City National Corporation (h)	388,978
8,117	Cullen/Frost Bankers, Inc. (h)	406,824
3,620	First Community Bancorp, Inc.	198,050
11,002	FirstMerit Corporation (h)	217,400
10,071	IndyMac Bancorp, Inc. (h)	237,776
4,710	SVB Financial Group (b) (h)	223,066
14,888	TCF Financial Corporation	389,768
20,963	The Colonial BancGroup, Inc.	453,220
11,943	Washington Federal, Inc.	313,623
7,444	Webster Financial Corporation	313,541
4,015	Westamerica Bancorporation (h)	199,987
9,296	Wilmington Trust Corporation	361,614
		4,796,131
Commercial Services (.1%)
7,136	Deluxe Corporation	262,890
Finance - Diversified (.4%)
16,899	Eaton Vance Corporation (h)	675,284
6,097	Navigant Consulting, Inc. (b) (h)	77,188
		752,472

See accompanying Notes to Investments in Securities.

		Market
Shares		Value(a)
Financial—continued
Insurance (4.4%)
10,276	American Financial Group, Inc. (h)	$292,763
13,028	Arthur J Gallagher & Company	377,421
15,540	Brown & Brown, Inc.	408,702
6,212	Commerce Group, Inc.	183,068
8,642	Everest Re Group, Ltd. (c)	952,694
30,201	Fidelity National Financial, Inc. - Class A	527,913
13,091	First American Corporation	479,392
7,094	Hanover Insurance Group, Inc.	313,484
15,393	HCC Insurance Holdings, Inc.	440,856
5,898	Horace Mann Educators Corporation	116,250
4,862	Mercury General Corporation	262,208
31,658	Old Republic International Corporation	593,271
9,589	Protective Life Corporation	406,957
10,990	Radian Group, Inc. (h)	255,847
7,257	Stancorp Financial Group, Inc. (h)	359,294
11,827	The PMI Group, Inc.	386,743
7,169	Unitrin, Inc.	355,511
22,529	WR Berkley Corporation	667,534
		7,379,908
Investment Bankers/Brokers (1.1%)
15,311	Jefferies Group, Inc. (h)	426,105
10,925	Nuveen Investments, Inc. - Class A	676,694
12,896	Raymond James Financial, Inc.	423,634
11,456	Waddell & Reed Financial, Inc.	309,656
		1,836,089
Real Estate Investment Management (.3%)
5,116	Jones Lang Lasalle, Inc.	525,720
Real Estate Investment Trust - Apartments (.3%)
18,420	UDR, Inc.	$447,974
Real Estate Investment Trust - Diversified (.8%)
5,103	Cousins Properties, Inc. (h)	149,824
18,750	Duke Realty Corporation	633,937
12,476	Liberty Property Trust	501,660
		1,285,421
Real Estate Investment Trust - Health Care (.2%)
12,435	Nationwide Health Properties, Inc. (h)	374,667
Real Estate Investment Trust - Hotels (.5%)
12,833	Hospitality Properties Trust (h)	521,661
4,000	Ventana Medical Systems, Inc. (b)	343,640
		865,301
Real Estate Investment Trust - Office Property (.4%)
7,810	Highwoods Properties, Inc.	286,393
9,286	Mack-Cali Realty Corporation	381,655
		668,048
Real Estate Investment Trust - Regional Mall (.5%)
9,826	The Macerich Company (h)	860,561
Real Estate Investment Trust - Shopping Centers (.8%)
5,046	Equity One, Inc. (h)	137,251
9,503	Regency Centers Corporation	729,355
10,519	Weingarten Realty Investors	436,118
		1,302,724
Real Estate Investment Trust - Warehouse/Industrial (.5%)
13,659	AMB Property Corporation (h)	816,945
Savings and Loans (.8%)
11,182	Astoria Financial Corporation	296,659

See accompanying Notes to Investments in Securities.

		Market
Shares		Value(a)
Financial—continued
14,404	First Niagara Financial Group, Inc.	$203,817
42,907	New York Community Bancorp, Inc. (h)	817,378
		1,317,854
Health Care (11.1%)
Biotechnology (1.6%)
9,364	Affymetrix, Inc. (b)	237,565
9,284	Charles River Laboratories International, Inc. (b) (h)	521,297
6,346	Invitrogen Corporation (b)	518,658
43,808	Millennium Pharmaceuticals, Inc. (b) (h)	444,651
15,972	PDL BioPharma, Inc. (b)	345,155
18,013	Vertex Pharmaceuticals, Inc. (b)	691,879
		2,759,205
Drugs (1.7%)
9,141	Cephalon, Inc. (b) (h)	667,841
18,324	Endo Pharmaceuticals Holdings, Inc. (b)	568,227
7,632	Medicis Pharmaceutical Corporation	232,852
4,849	Par Pharmaceutical Companies, Inc. (b)	89,997
10,630	Perrigo Company	226,951
14,284	Pharmaceutical Product Development, Inc.	506,225
14,670	Sepracor, Inc. (b)	403,425
12,547	Valeant Pharmaceuticals International (b) (h)	194,228
		2,889,746
Hospital Management (1.0%)
13,108	Community Health Systems, Inc. (b) (h)	412,116
33,146	Health Management Associates, Inc.	230,033
4,363	Kindred Healthcare, Inc. (b)	78,141
7,936	LifePoint Hospitals, Inc. (b)	238,159
7,427	Psychiatric Solutions, Inc. (b) (h)	$291,733
7,369	Universal Health Services, Inc.	401,021
		1,651,203
Managed Care (.9%)
15,210	Health Net, Inc. (b)	822,100
5,702	Wellcare Health Plans, Inc. (b)	601,162
		1,423,262
Medical Products/Supplies (4.6%)
8,265	Advanced Medical Optics, Inc. (b) (h)	252,826
8,463	Beckman Coulter, Inc.	624,231
15,951	Cytyc Corporation (b)	760,065
20,780	Dentsply International, Inc.	865,279
7,830	Edwards Lifesciences Corporation (b) (h)	386,097
7,237	Gen-Probe, Inc. (b)	481,840
12,176	Henry Schein, Inc. (b)	740,788
8,468	Hillenbrand Industries, Inc.	465,909
5,161	Intuitive Surgical, Inc. (b)	1,187,030
6,276	Kyphon, Inc. (b)	439,320
10,593	ResMed, Inc. (b) (h)	454,122
8,883	STERIS Corporation	242,772
5,402	Techne Corporation (b)	340,758
11,482	VCA Antech, Inc. (b) (h)	479,374
		7,720,411
Personal Care (.2%)
4,329	Life Time Fitness, Inc. (b) (h)	265,541
Special Services (1.1%)
5,976	Apria Healthcare Group, Inc. (b)	155,436
8,709	Covance, Inc. (b)	678,431
11,607	Lincare Holdings, Inc. (b)	425,397
16,628	Omnicare, Inc.	550,885
		1,810,149

See accompanying Notes to Investments in Securities.

		Market
Shares		Value(a)
Technology (14.9%)
Computer Hardware (.9%)
4,673	Imation Corporation	$114,629
24,650	NCR Corporation	585,437
29,939	Western Digital Corporation (b) (h)	758,055
		1,458,121
Computer Networking (.9%)
54,616	3COM Corporation (b)	269,803
10,763	Alliance Data Systems Corporation (b)	833,487
12,503	Polycom, Inc. (b)	335,830
		1,439,120
Computer Peripherals (.1%)
6,907	Avocent Corporation (b) (h)	201,132
Computer Services & Software (6.3%)
4,964	ACI Worldwide, Inc. (b) (h)	110,945
39,028	Activision, Inc. (b)	842,615
9,454	Acxiom Corporation (h)	187,095
2,390	Advent Software, Inc. (b) (h)	112,258
37,941	Cadence Design Systems, Inc. (b)	841,911
19,710	Ceridian Corporation (b)	684,725
8,971	Cerner Corporation (b) (h)	536,556
12,068	CheckFree Corporation (b) (h)	561,645
10,274	ChoicePoint, Inc. (b) (h)	389,590
5,730	CSG Systems International, Inc. (b) (h)	121,762
5,505	Digital River, Inc. (b)	246,349
8,045	Dun & Bradstreet Corporation	793,317
11,515	F5 Networks, Inc. (b)	428,243
9,520	Gartner, Inc. (b) (h)	232,859
11,066	Global Payments, Inc.	489,339
19,979	Ingram Micro, Inc. - Class A (b)	391,788
21,809	McAfee, Inc. (b)	760,480
12,245	Mentor Graphics Corporation (b) (h)	$184,900
11,329	MoneyGram International, Inc. (h)	255,922
7,831	National Instruments Corporation	268,838
14,225	Palm, Inc. (b) (h)	231,441
15,701	Parametric Technology Corporation (b) (h)	273,511
17,401	SEI Investments Company	474,699
5,788	SRA International, Inc. - Class A (b) (h)	162,527
12,491	Sybase, Inc. (b) (h)	288,917
19,812	Synopsys, Inc. (b)	536,509
10,468	Wind River Systems, Inc. (b) (h)	123,208
		10,531,949
Computer Systems (.4%)
8,995	Diebold, Inc.	408,553
10,741	Jack Henry & Associates, Inc.	277,762
		686,315
Electrical Defense (.3%)
4,593	Alliant Techsystems, Inc. (b)	502,015
Electrical Equipment (.5%)
19,651	Gentex Corporation	421,318
11,449	Kemet Corporation (b)	84,150
25,475	Vishay Intertechnology, Inc. (b)	331,939
		837,407
Electrical Instruments (1.0%)
24,334	Amphenol Corporation	967,520
6,933	Thomas & Betts Corporation (b)	406,551
4,182	Varian, Inc. (b) (h)	266,017
		1,640,088
Electronic Components - Semiconductor (2.8%)
66,829	Atmel Corporation (b)	344,837

See accompanying Notes to Investments in Securities.

		Market
Shares		Value(a)
Technology—continued
11,586	Cree, Inc. (b) (h)	$360,324
21,104	Cypress Semiconductor Corporation (b)	616,448
16,985	Fairchild Semiconductor International, Inc. (b) (h)	317,280
26,831	Integrated Device Technology, Inc. (b) (h)	415,344
9,913	International Rectifier Corporation (b)	327,030
18,202	Intersil Corporation	608,493
18,466	Lam Research Corporation (b) (h)	983,499
15,688	Lattice Semiconductor Corporation (b)	70,439
7,566	Micrel, Inc.	81,713
8,688	Semtech Corporation (b)	177,930
7,547	Silicon Laboratories, Inc. (b) (h)	315,163
19,010	Triquint Semiconductor, Inc. (b)	93,339
		4,711,839
Electronics - Computer Distribution (.9%)
16,918	Arrow Electronics, Inc. (b)	719,353
20,489	Avnet, Inc. (b) (h)	816,692
		1,536,045
Service - Data Processing (.8%)
19,031	Broadridge Financial Solutions, Inc. (h)	360,637
7,334	DST Systems, Inc. (b) (h)	629,331
7,810	Fair Isaac Corporation	282,019
		1,271,987
Transportation (2.2%)
Airlines (.3%)
12,525	Airtran Holdings, Inc. (b) (h)	123,246
5,533	Alaska Air Group, Inc. (b) (h)	127,757
24,612	JetBlue Airways Corporation (b) (h)	226,923
		477,926
Shipping (.4%)
5,877	Alexander & Baldwin, Inc. (h)	$294,614
3,886	Overseas Shipholding Group, Inc.	298,561
		593,175
Transport Services (.9%)
29,119	Expeditors International Washington, Inc.	1,377,329
7,884	YRC Worldwide, Inc. (b) (h)	215,391
		1,592,720
Trucking (.6%)
6,260	Con-way, Inc.	287,960
7,032	GATX Corporation	300,618
12,755	JB Hunt Transport Services, Inc.	335,457
6,282	Werner Enterprises, Inc.	107,736
		1,031,771
Utilities (6.3%)
Electric Companies (5.0%)
15,302	Alliant Energy Corporation	586,373
51,240	Aquila, Inc. (b)	205,472
5,161	Black Hills Corporation	211,704
15,524	DPL, Inc.	407,660
21,638	Energy East Corporation	585,308
11,770	Great Plains Energy, Inc.	339,094
11,281	Hawaiian Electric Industries, Inc.	244,911
6,056	Idacorp, Inc.	198,273
24,896	MDU Resources Group, Inc.	693,105
21,176	Northeast Utilities	604,998
14,602	NSTAR	508,296
12,544	OGE Energy Corporation	415,206
26,456	Pepco Holdings, Inc.	716,428
10,489	PNM Resources, Inc. (h)	244,184
15,998	Puget Energy, Inc.	391,471
15,949	SCANA Corporation	617,864
30,298	Sierra Pacific Resources	476,588
12,506	Westar Energy, Inc. (h)	307,147

See accompanying Notes to Investments in Securities.

		Market
Shares		Value(a)
Utilities—continued
15,988	Wisconsin Energy Corporation	$719,940
		8,474,022
Natural Gas (1.0%)
10,622	AGL Resources, Inc.	420,844
14,202	Oneok, Inc.	673,175
10,460	Vectren Corporation	285,453
6,741	WGL Holdings, Inc.	228,452
		1,607,924
Water Utilities (.3%)
18,124	Aqua America, Inc. (h)	411,052
Total common stocks
(cost: $128,264,399)		163,034,952

See accompanying Notes to Investments in Securities.

				Market
Principal		Rate	Maturity	Value(a)
Short-Term Securities (28.6%)
Securities Lending Collateral (25.7%)
Certificate of Deposit (1.0%)
$1,602,444	Bank of Montreal	5.080%	10/22/07	$1,602,220
Commercial Paper (11.3%)
801,222	Alpine Securitization (e)	5.309%	10/03/07	800,990
1,206,480	Atlantic Asset Securities (e)	5.303%	10/02/07	1,206,299
801,222	Canast & Can, Ltd. (e)	5.200%	10/17/07	799,355
468,875	Chariot Funding, LLC (e)	5.188%	10/18/07	467,712
480,733	Chariot Funding, LLC (e)	5.377%	10/04/07	480,522
480,733	Clipper Receivables Company, LLC (e)	5.228%	10/01/07	480,733
1,281,955	Erasmus Capital Corporation (e)	5.653%	10/01/07	1,281,955
1,201,833	Galleon Cap, LLC (e)	5.288%	10/01/07	1,201,833
1,281,955	K2, LLC (e)	6.147%	10/05/07	1,281,212
1,281,955	Liberty Funding, LLC (e)	5.288%	10/01/07	1,281,955
1,281,955	Liquid Funding, Ltd.	5.335%	11/13/07	1,281,955
1,201,833	North Sea Funding, LLC	5.367%	10/15/07	1,199,382
1,312,722	Regency Markets (e)	5.261%	10/04/07	1,312,145
1,362,078	Scaldis & Scaldis (e)	5.271%	10/04/07	1,361,478
815,324	Thames Asset Global Securitization No. 1, Inc. (e)	5.258%	10/01/07	815,324
384,747	Thames Asset Global Securitization No. 1, Inc. (e)	5.276%	10/15/07	383,962
1,281,955	Thunder Bay Funding, LLC (e)	5.309%	10/09/07	1,280,456
796,255	Tulip Funding Corporation	5.272%	10/26/07	793,348
480,733	Versailles Companies, LLC (e)	5.403%	10/23/07	479,190
801,222	Zela Finance, Inc.	5.370%	10/26/07	798,298
				18,988,104
Corporate Notes (6.7%)
921,405	Bear Stearns Company, Inc.	5.374%	10/03/07	921,405
1,041,589	Cheyne Finance LLC	4.981%	02/25/08	997,831
801,222	Dorada Finance, Inc. - 144A Issue (f)	5.321%	08/26/08	801,150
1,442,200	Genworth Financial Company	5.833%	06/16/08	1,442,200
1,041,589	Kestrel Funding U.S., LLC	5.102%	02/25/08	1,040,630
160,244	Liquid Funding, Ltd.	5.696%	06/11/08	160,376
801,222	Metropolitan Life Global Funding I - 144A Issue (f)	5.828%	03/06/12	800,557
801,222	Morgan Stanley (d)	5.833%	08/13/10	800,381
961,467	Pyxis Master Trust - 144A Issue (d) (f)	5.515%	11/27/07	961,467
961,467	Shiprock Finance - 144A Issue (f)	5.822%	04/11/08	961,467
640,978	SLM Corporation - 144A Issue (f)	5.806%	05/12/08	635,356
640,978	Stanfield Victoria Funding, LLC	5.359%	04/03/08	640,753
1,121,711	Victoria Finance, LLC	5.320%	07/28/08	1,119,434
				11,283,007

See accompanying Notes to Investments in Securities.

		Market
Principal		Value(a)
Securities Lending Collateral—continued
Repurchase Agreement (6.7%)
$11,224,345	Morgan Stanley, Wells Fargo and Bank of New York Repurchase Agreement account; dated 09/28/07, rate 5.330%, due 10/1/07; proceeds $11,229,330 (Collateralized by Corporate Obligations due 10/01/07 - 12/20/49)	$11,224,345
	Total securities lending collateral (cost: $43,097,676)	43,097,676

Shares
Investment Companies (2.9%)
4,250,000	American Beacon Funds, current rate 5.250%	4,250,000
627,208	Federated Money Market Obligation Trust-Prime Obligation Fund, current rate 5.177%	627,208
	Total investment companies (cost: $4,877,208)	4,877,208
	Total short-term securities (cost: $47,974,884)	47,974,884
	Total investments in securities (cost: $176,239,283) (i)	$211,009,836
	Payable upon return of securities loaned (-25.7%)	(43,097,676)
	Liabilities in excess of other assets (-.2%)	(329,799)
	Total net assets (100%)	$167,582,361

See accompanying Notes to Investments in Securities.

Investments in Securities Legend

(a)          Securities are valued by procedures described in note 2 of the Notes to Investments in Securities.

(b)         Non-income producing.

(c)          The Portfolio held .6% of net assets in foreign securities at September 30, 2007.

(d)         Variable rate security.

(e)          Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors”. This security has been determined to be liquid under guidelines established by the Board of Directors. In the aggregate such securities represent 8.9% of the Portfolio’s net assets at September 30, 2007.

(f)            Security sold within terms of a private placement memorandum exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors”. These securities have been determined to be liquid under guidelines established by the Board of Directors.

(g)         Fully or partially pledged as initial margin deposits on open futures contracts.

Holdings of Open Futures Contracts

On September 30, 2007, securities with an aggregate market value of $1,364,400 were segregated to cover margin requirements for the following open futures contracts:

Type	Expiration	Number of Contracts	Position Type	Unrealized Appreciation
S&P Mid-Cap 400® EMINI	December 2007	50	Long	$181,850

(h)   Securities (or a portion of securities) on loan as of September 30, 2007.

(i)    At September 30, 2007 the cost of securities for federal income tax purposes was $176,239,283. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

Gross unrealized appreciation	$42,568,923
Gross unrealized depreciation	(7,798,370)
Net unrealized appreciation	$34,770,553

See accompanying Notes to Investments in Securities.

Real Estate Securities Portfolio

Investments in Securities

September 30, 2007

(Unaudited)

(Percentages of each investment category relate to total net assets.)

		Market
Shares		Value(a)
Common Stocks (97.2%)
Communication Services (.4%)
Telecommunication (.4%)
13,200	Crown Castle International Corporation (b)	$536,316
Consumer Cyclical (2.7%)
Lodging - Hotel (2.7%)
45,800	Hilton Hotels Corporation (g)	2,129,242
10,700	Marriott International, Inc.	465,129
14,900	Starwood Hotels & Resorts Worldwide, Inc.	905,175
		3,499,546
Financial (93.8%)
Real Estate (6.1%)
169,950	Brookfield Properties Corporation (c)	4,231,755
15,900	CB Richard Ellis Group, Inc. - Class A (b)	442,656
35,100	Digital Realty Trust, Inc.	1,382,589
25,568	Forest City Enterprises, Inc.	1,410,331
14,000	Macquarie Infrastructure Company, LLC (g)	540,260
		8,007,591
Real Estate Investment Trust - Apartments (17.7%)
43,500	American Campus Communities, Inc.	1,274,115
86,600	Archstone-Smith Trust	5,208,124
31,700	Associated Estates Realty Corporation	413,368
36,300	AvalonBay Communities, Inc.	4,285,578
14,500	BRE Properties, Inc.	810,985
39,900	Camden Property Trust	2,563,575
101,900	Equity Residential	4,316,484
23,000	Essex Property Trust, Inc.	2,704,110
17,400	Home Properties, Inc. (g)	907,932
16,200	Mid-America Apartment Communities, Inc. (g)	807,570
		23,291,841
Real Estate Investment Trust - Diversified (7.2%)
33,900	Liberty Property Trust	$1,363,119
17,400	National Retail Properties, Inc.	424,212
17,900	PS Business Parks, Inc.	1,017,615
61,800	Vornado Realty Trust (g)	6,757,830
		9,562,776
Real Estate Investment Trust - Health Care (2.9%)
20,700	Health Care REIT, Inc. (g)	915,768
10,800	Healthcare Realty Trust, Inc.	287,928
30,700	Nationwide Health Properties, Inc. (g)	924,991
41,400	Ventas, Inc. (g)	1,713,960
		3,842,647
Real Estate Investment Trust - Hotels (5.5%)
23,000	Equity Inns, Inc.	519,340
48,700	Hersha Hospitality Trust	482,130
12,000	Hospitality Properties Trust (g)	487,800
221,740	Host Hotels & Resorts, Inc.	4,975,846
17,700	LaSalle Hotel Properties	744,816
		7,209,932
Real Estate Investment Trust - Manufactured Housing (.4%)
10,300	Equity Lifestyle Properties, Inc.	533,540
Real Estate Investment Trust - Mortgage (.3%)
13,500	Gramercy Capital Corporation	339,795
Real Estate Investment Trust - Office Property (14.8%)
16,700	Alexandria Real Estate Equities, Inc.	1,607,542
79,402	BioMed Realty Trust, Inc.	1,913,588
50,900	Boston Properties, Inc.	5,288,510
74,600	Brandywine Realty Trust	1,888,126
46,200	Corporate Office Properties Trust	1,923,306

See accompanying Notes to Investments in Securities.

		Market
Shares		Value(a)
Financial—continued
29,700	Douglas Emmett, Inc.	$734,481
26,900	Kilroy Realty Corporation	1,630,947
49,700	Maguire Properties, Inc.	1,283,751
27,300	SL Green Realty Corporation	3,187,821
		19,458,072
Real Estate Investment Trust - Regional Malls (13.8%)
62,420	General Growth Properties, Inc. (g)	3,346,960
98,300	Simon Property Group, Inc.	9,830,000
35,200	Taubman Centers, Inc.	1,927,200
34,400	The Macerich Company (g)	3,012,752
		18,116,912
Real Estate Investment Trust - Self Storage (4.2%)
39,100	Extra Space Storage, Inc.	601,749
62,200	Public Storage, Inc.	4,892,030
		5,493,779
Real Estate Investment Trust - Shopping Centers (10.6%)
25,100	Acadia Realty Trust	680,963
54,200	Developers Diversified Realty Corporation	3,028,154
25,600	Federal Realty Investment Trust	2,268,160
84,800	Kimco Realty Corporation	3,833,808
24,200	Kite Realty Group Trust	454,960
28,300	Regency Centers Corporation	2,172,025
21,200	Tanger Factory Outlet Centers, Inc. (g)	860,508
15,300	Weingarten Realty Investors	634,338
		13,932,916
Real Estate Investment Trust - Warehouse/Industrial (10.3%)
47,200	AMB Property Corporation (g)	2,823,032
111,500	DCT Industrial Trust, Inc.	1,167,405
16,600	EastGroup Properties, Inc.	751,316
134,076	ProLogis	8,895,943
		13,637,696
Health Care (.3%)
Health Care - Diversified (.3%)
10,400	Brookdale Senior Living, Inc. (g)	$414,024
Total common stocks (Cost: $90,776,683)		127,877,383

See accompanying Notes to Investments in Securities.

				Market
Principal		Rate	Maturity	Value(a)
Short-Term Securities (19.8%)
Securities Lending Collateral (17.2%)
Certificate of Deposit (.6%)
$841,201	Bank of Montreal	5.080%	10/22/07	$841,084
Commercial Paper (7.6%)
420,601	Alpine Securitization (e)	5.309%	10/03/07	420,479
633,340	Atlantic Asset Securities (e)	5.303%	10/02/07	633,245
420,601	Canast & Can, Ltd. (e)	5.200%	10/17/07	419,621
246,135	Chariot Funding, LLC (e)	5.188%	10/18/07	245,525
252,360	Chariot Funding, LLC (e)	5.377%	10/04/07	252,249
252,360	Clipper Receivables Company, LLC (e)	5.228%	10/01/07	252,360
672,961	Erasmus Capital Corporation (e)	5.653%	10/01/07	672,961
630,901	Galleon Cap, LLC (e)	5.288%	10/01/07	630,901
672,961	K2, LLC (e)	6.147%	10/05/07	672,571
672,961	Liberty Funding, LLC (e)	5.288%	10/01/07	672,961
672,961	Liquid Funding, Ltd.	5.335%	11/13/07	672,961
630,901	North Sea Funding, LLC	5.367%	10/15/07	629,614
689,112	Regency Markets (e)	5.261%	10/04/07	688,809
715,021	Scaldis & Scaldis (e)	5.271%	10/04/07	714,707
428,003	Thames Asset Global Securitization No. 1, Inc. (e)	5.258%	10/01/07	428,003
201,972	Thames Asset Global Securitization No. 1, Inc. (e)	5.276%	10/15/07	201,560
672,961	Thunder Bay Funding, LLC (e)	5.309%	10/09/07	672,174
417,993	Tulip Funding Corporation	5.272%	10/26/07	416,467
252,360	Versailles Companies, LLC (e)	5.403%	10/23/07	251,550
420,601	Zela Finance, Inc.	5.370%	10/26/07	419,065
				9,967,783
Corporate Notes (4.5%)
483,691	Bear Stearns Company, Inc.	5.374%	10/03/07	483,691
546,781	Cheyne Finance LLC	4.981%	02/25/08	523,810
420,601	Dorada Finance, Inc. - 144A Issue (f)	5.321%	08/26/08	420,563
757,081	Genworth Financial Company	5.833%	06/16/08	757,081
546,781	Kestrel Funding U.S., LLC	5.102%	02/25/08	546,278
84,120	Liquid Funding, Ltd.	5.696%	06/11/08	84,189
420,601	Metropolitan Life Global Funding I - 144A Issue (f)	5.828%	03/06/12	420,251
420,601	Morgan Stanley (d)	5.833%	08/13/10	420,159
504,721	Pyxis Master Trust - 144A Issure (d (f)	5.515%	11/27/07	504,721
504,721	Shiprock Finance - 144A Issue (f)	5.822%	04/11/08	504,721
336,480	SLM Corporation - 144A Issue (f)	5.806%	05/12/08	333,529
336,480	Stanfield Victoria Funding, LLC	5.359%	04/03/08	336,363
588,841	Victoria Finance, LLC	5.320%	07/28/08	587,645
				5,923,001

See accompanying Notes to Investments in Securities.

			Market
Principal		Rate	Maturity	Value(a)
Securities Lending Collateral—continued
Repurchase Agreement (4.5%)
$5,892,206	Morgan Stanley, Wells Fargo and Bank of New York Repurchase Agreement account; dated 09/28/07 rate 5.330%, due 10/01/07; proceeds $5,894,824 (Collateralized by Corporate Obligations due 10/01/07 - 12/20/49)			$5,892,206
	Total securities lending collateral (cost: $22,624,074)			22,624,074

Shares
Investment Company (2.6%)
3,455,264	Federated Money Market Obligation Trust-Prime Obligation Fund, current rate 5.180%	3,455,264
	Total investment company (cost: $3,455,264)	3,455,264
	Total short-term securities (cost: $26,079,338)	26,079,338
	Total investments in securities (cost: $116,856,021)(h)	$153,956,721
	Payable upon return of securities loaned (17.2%)	(22,624,074)
	Other assets in excess of liabilities (.2%)	298,358
	Total net assets (100%)	$131,631,005

See accompanying Notes to Investments in Securities.

Investments in Securities Legend

(a)          Securities are valued by procedures described in note 2 of the Notes to Investments in Securities.

(b)         Non-income producing.

(c)          The Portfolio held 3.2% of net assets in foreign securities at September 30, 2007.

(d)         Variable rate security.

(e)          Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors”. This security has been determined to be liquid under guidelines established by the Board of Directors. In the aggregate such securities represent 5.9% of the Portfolio’s net assets at September 30, 2007.

(f)            Security sold within terms of a private placement memorandum exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors”. These securities have been determined to be liquid under guidelines established by the Board of Directors.

(g)         Securities (or a portion of securities) on loan as of September 30, 2007.

(h)         At September 30, 2007 the cost of securities for federal income tax purposes was $116,856,021. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

Gross unrealized appreciation	$38,377,518
Gross unrealized depreciation	(1,276,818)
Net unrealized appreciation	$37,100,700

See accompanying Notes to Financial Statements.

Advantus Series Fund, Inc.

Notes to Investments in Securities (Unaudited)

September 30, 2007

(1)   Organization

Advantus Series Fund, Inc. (the Fund) is a Minnesota corporation registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company with a series of eight portfolios (each a Portfolio and collectively the Fund: Bond, Money Market, Mortgage Securities, Index 500, Maturing Government Bond 2010, International Bond, Index 400 Mid-Cap and Real Estate Securities). Each Portfolio is diversified except for the International Bond Portfolio. The Fund’s prospectus provides a detailed description of each Portfolio’s investment objective, policies and strategies.

The Fund accounts for the assets, liabilities and operations of each Portfolio separately. Shares of the Fund will not be offered directly to the public, but sold only to Minnesota Life Insurance Company’s (“Minnesota Life”) separate accounts in connection with Minnesota Life variable contracts and policies, and to certain other separate accounts of life insurance affiliates of Minnesota Life, and may also be offered to certain qualified plans.

(2)   Summary of Significant Accounting Policies

The significant accounting policies followed consistently by the Fund are as follows:

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, including disclosure of contingent assets and liabilities, as of the balance sheet date and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Investments in Securities

Each Portfolio’s net asset value is generally calculated as of the close of normal trading on the New York Stock Exchange (typically 3:00 p.m. Central Time). Investments in securities traded on a U.S. or foreign securities exchange are valued at the last sale price on that exchange prior to the time when assets are valued; securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued on the basis of the last current bid price, by an independent pricing service or at a price deemed best to reflect fair value quoted by dealers who make markets in these securities. The pricing service may use models that price securities based on current yields and relative security characteristics, such as coupon rate, maturity date, issuer credit quality, and prepayment speeds as applicable. When market quotations are not readily available, securities are valued at fair value as determined in good faith by the Advantus Capital Valuation Committee under the supervision of the Fund’s Board of Directors and in accordance with Board-approved valuation policies and procedures. A Portfolio’s investments will also be valued at fair value by the Valuation Committee if Advantus Capital determines that an event impacting the value of an investment occurred after the close of the security’s primary exchange or market (for example, a foreign exchange or market) and before the time the Portfolio’s share is calculated. If a significant event impacting the value of a security or group of securities occurs, the Valuation Committee is immediately notified and the members meet promptly to determine whether fair value pricing is needed in accordance with the Fund’s valuation procedures and, if so, to approve the pricing methodology to be used.

Short-term securities, with the exception of those held in Money Market, are valued at market. Pursuant to Rule 2a-7 of the 1940 Act, all securities in Money Market are valued at amortized cost, which approximates market value, in order to maintain a constant net asset value of $1.00 per share. However, there is no assurance the Money Market Portfolio will maintain the $1.00 net asset value.

Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses are calculated using a highest-cost basis. Paydowns of securities are recorded as receivables as of the due date, which varies by the issuer. Dividend income is recognized on the ex-dividend date or upon dividend notification for certain foreign securities, and interest income, including amortization of bond premium and accretion of bond discount computed on an effective yield basis, is accrued daily.

Foreign Currency Translations and Forward Foreign Currency Contracts

Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars at the closing rate of exchange. Foreign currency amounts related to the purchase or sale of securities, income and expenses are translated at the exchange rate on the transaction date. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities. Such fluctuations are included with net realized and unrealized gains or losses from investments.

Net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between trade and settlement dates on security transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

The International Bond Portfolio may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuations. International Bond may also enter into these contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. The net U.S. dollar value of foreign currency underlying all contractual commitments held by International Bond and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. International Bond is subject to the credit risk that the other party will not complete the obligations of the contract. The fair values of the forward currency exchange contracts are obtained from an independent pricing source.

Futures Transactions

To gain exposure to or protect it self from market changes, the Fund (excluding the Money Market Portfolio) may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Fund may also buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, a Portfolio is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by a Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. A Portfolio recognizes a realized gain or loss when the contract is closed or expired.

Repurchase Agreements

Each Portfolio may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a Portfolio acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Portfolio requires at all times that the repurchase agreement be collateralized by cash, U.S. Government securities, U.S. Government sponsored enterprise securities or corporate securities having a value equal to, or in excess of , the value of the repurchase agreement. If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of those securities has declined, a Portfolio may incur a loss upon disposition of the securities. Repurchase agreements are carried at fair value obtained from an independent pricing source.

Securities Purchased on a When-Issued Basis

Delivery and payment for securities which have been purchased by a Portfolio on a forward commitment or when-issued basis can take place a month or more after the transaction date. During this period, such securities are subject to market fluctuations. As of September 30, 2007, the Bond and Mortgage Securities Portfolios had entered into outstanding, when-issued or forward commitments at fair values of $14,529,112 and $10,655,808, respectively. The Portfolios have segregated assets to cover such when-issued and forward commitments.

(3)   Securities Lending

To enhance returns, certain portfolios of the Fund loan securities to brokers in exchange for collateral. The Portfolios receive a fee from the brokers measured as a percent of the loaned securities. Upon initiation of the loan, cash collateral equal to 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned is required. If at any time the collateral falls below 100% of the value of the loaned securities, brokers are required to fund back to 102% for U.S. securities and 105% for foreign securities. The market value of loaned securities is determined at the close of business of the Portfolios and any additional required cash collateral is delivered to the respective Portfolio on the next business day. The Fund’s lending agent then invests all cash collateral in securities that meet the Fund’s securities lending investment guidelines. These investments are subject to inherent market risks such as interest rate risk, liquidity risk and other risks that are present in the market, and, as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. This could result in losses incurred by the Fund. Additional risks to the portfolios of securities lending are that the borrower may not provide additional collateral when required or return the securities when due. These additional risks are mitigated by indemnification clauses in the securities lending contracts with the lending agent.

The value of securities on loan at September 30, 2007 is as follows:

Market Value of Securities on Loan at September 30, 2007

Bond	$62,503,548
Mortgage Securities	39,259,880
Index 500	93,919,869
Index 400 Mid-Cap	41,557,609
Real Estate Securities	22,030,628

Gain or loss in the market price of the securities loaned that may occur during the term of the loan is reflected in the value of the Portfolio. Wells Fargo Fund Management, LLC receives 25% of income on securities lending activities and covers the expenses associated with securities lending activities.

(4)  Illiquid Securities

Each Portfolio currently limits investments in illiquid securities to 15% of net assets at the time of purchase, except for Money Market which limits the investment in illiquid securities to 10% of net assets. At September 30, 2007, investments in securities of Bond and Mortgage Securities include issues that are illiquid. The aggregate fair values of illiquid securities held by Bond, Mortgage, and Money Market Securities were $18,828,967, $12,743,782, and $3,510,000 respectively, which represent 4.8%, 6.7%, and 2.8% of net assets, respectively. Pursuant to guidelines adopted by the Fund’s Board of Directors, certain unregistered securities are determined to be liquid and are not included within the percent limitations specified above.

ITEM 2.    CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and ExchangeCommission’s rules and forms.

(b) There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a))), exactly as set forth below:

Exhibit 99.CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Advantus Series Fund, Inc.

By (Signature and Title)	/s/ Gregory S. Strong
Gregory S. Strong, President

Date: November 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gregory S. Strong
Gregory S. Strong, President
(Principal Executive Officer)

By (Signature and Title)	/s/ Gary M. Kleist
Gary M. Kleist, Treasurer
(Principal Financial Officer)

Date: November 28, 2007